The investment adviser for Orchard Series Fund is GW Capital Management, LLC.

This report and the financial statements contained herein are submitted for the general information of the shareholders of Orchard Series Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

For more information on Orchard Series Fund, including charges and expenses, please contact your registered representative to obtain a prospectus. Read it carefully before investing.
                                    ORCHARD SERIES FUND
                                   8515 East Orchard Road
                                 Englewood, Colorado 80111

TO THE SHAREHOLDERS OF ORCHARD SERIES FUND:

Global financial markets experienced a significant rebound to the benefit of our shareholders during the fiscal year-ending October 31, 1999. Equity markets around the globe, in the Americas, Europe, and the Pacific Rim, provided double-digit returns to investors as signs of sustained economic recovery surfaced in the developing economies of the world. The simulative effect of numerous central bank interest rate cuts in countries around the world during the fall of 1998 that helped to avert a global financial and economic meltdown provided the liquidity necessary to jump start the world economy. The benefits of stronger economic growth on corporate profits helped to propel stock prices higher around the globe.

Over the course of 1999, central bankers in North America and Europe began to nudge short-term rates higher to avoid the possibility of introducing price inflation into economies experiencing strong economic growth. The rate hikes have had minimal effect on the rate of economic growth in the post-industrial world, and inflation measures remain subdued. Most economic analysts are calling for more of the same in terms of moderate to strong economic growth with low inflation for the year ahead.

While it is impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs. These principals include determining one's investment objectives and tolerance for risk, adjusting for one's investment time frame, diversifying, developing an overall strategy and sticking to it. Are you investing for aggressive growth, long-term growth, growth and income, or current income? How much relative risk are you willing to accept in exchange for the potential to achieve those objectives?

The longer your investment time frame, or horizon, the less likely it is that you will be affected by short-term market volatility. For medium horizons, short-term volatility may have more of an impact on your investments. If your investment horizon is short, you may wish to consider primarily those investment options that seek income and maintain a relatively stable share value.

No matter what your objectives, risk tolerance or investment horizon, it makes sense to diversify your holdings. While investing in a diversified mutual fund spreads your risk over several or many companies and usually over several industries, you may wish to diversify further. By investing in funds that hold securities of different types or in various sizes of companies, you may be able to reduce the risk that one particular segment of the U.S. market doing poorly could significantly harm your portfolio in the long term. You may also wish to diversify your portfolio across multiple geographic markets, such as the U.S., Europe and/or the Pacific.

If you have questions, please call us at (800) 338-4015, so that we may provide you with information that can be useful to you in making investment decisions.

Orchard Series Fund offers three funds. A review of these funds, including their independently audited financial statements and financial highlights for the fiscal year, is provided with this annual report.

                                   ORCHARD INDEX 500 FUND


The S&P 500 Index, after driving up to the 1400 level in July, was range bound between 1300 and 1400 for the rest of the year, ending October 29, 1999 at 1362.93. As tech stocks outperformed the other sectors, more and more value investors became momentum investors in order to keep up with their competition. Foreign investor's also jumped on the bandwagon, further exacerbating the difference between the large-cap and small-cap indices. Tech stocks continued to perform well, as well as bank stocks, which benefited from the dismantling of the Glass Steagal Act.

The index cooled off for the last few months of the year. This was due to the increased possibility of further interest rate hikes. Also, investor interest has become focused on improving Asian and European economies.

                                   ORCHARD INDEX 500 FUND
                                   Line Graph Comparison

Orchard Index 500                   S&P 500 Index
-----------------                   -------------
02/97 - $10,000                             02/97 - $10,000
10/97 - $11,738                             10/97 - $11,794
10/98 - $14,224                             10/98 - $14,388
10/99 - $17,769 (as of 10/31)               10/99 - $18,081 (as of 10/31)

Orchard Index 500 Total Return -    One Year: 24.92%
                             Since Inception: 23.25%

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Orchard Index 500 Fund, made at its inception, with the performance of the S&P 500 Index. Results include the reinvestment of all dividends and capital gains distributions. Portfolio inception: 2/3/97. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less that their original cost.

                                   ORCHARD INDEX 600 FUND

With investor focus still on large-cap stocks, this year small-cap indices lagged behind large-cap indices. While the S&P 600 Index was up a respectable 12.02%, the S&P 500 Index continued its upward march with a total return of 25.67%. During the year, relative small-cap valuations, compared to the S&P 500 Index, fell to record lows. Small-caps sold at a 19% discount to their large-cap counterparts.

Within small-caps the only bright spot was the technology sector. Small-cap tech stocks were valued at a record premium of 109% over non-tech small-cap stocks. Similar to biotechs in 1990, Internet and telecom issues, although profitless, carried the index throughout the year.


                                   ORCHARD INDEX 600 FUND
                                   Line Graph Comparison

S&P 600 Index                Orchard Index 600 Fund
02/97 - $10,000                     02/97 - $10,000
10/97 - $12,198                     10/97 - $12,146
10/98 - $10,848                     10/98 - $10,766
10/99 - $12,152 (as of 10/31)       10/99 - $12,002 (as of 10/31)

Orchard Index 600 Total Return -    One Year: 11.48%
                             Since Inception: 6.86%

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Orchard Index 600 Fund, made at its inception, with the performance of the S&P 600 Index. Results include the reinvestment of all dividends and capital gains distributions. Portfolio inception: 2/3/97. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less that their original cost.

                                     ORCHARD VALUE FUND

Orchard Value Fund's performance for the fiscal year ending October 31, 1999 was greatly impacted by unique market conditions. The market's performance was driven by a very small number of large technology stocks trading at price to earnings ratios, or PE's, never before seen. In the third quarter, disappointments were compounded by the overall poor performance of financial stocks that were down 16.67% as a group. The poor performance of financials was due to Federal Reserve tightening, which halted the outperformance of value versus growth that had begun in the second quarter.

The Orchard Value Fund does not invest in stocks with PE's above those on the S&P 500 Index as these are not considered to be "value" stocks. As was the case in 1998 and the first quarter of 1999, the return on the Russell 1000 Value Index in the third quarter was in large part due to the fact that it included stocks with an average PE of 48.33, outside of what is considered to be "value" stocks. The unweighted return of the Russell 1000 Value Index, after removing the non-value stocks was -10.21% versus a return of -12.71% for the Orchard Value Fund's manager. The narrowness of the market return continues to make it very difficult for active managers to beat market indices.

During the third quarter the Orchard Value Fund manager did take advantage of a market correction to significantly upgrade the quality of the portfolio by buying large cap companies whose stocks became temporarily inexpensive. However, until the Fed finishes raising interest rates, it will be difficult for the broader market to advance. The vast majority of stocks have continued to decline while a very small number of stocks have propped up the indices. Almost every group except technology has significantly corrected and the manager does not expect the market to improve until technology stocks drop substantially. However, the Orchard Value Fund continues to be heavily weighted in basic materials and energy stocks, as this is where the manager sees the best combination of valuation and earnings momentum as we move into the new millennium.

                                     ORCHARD VALUE FUND
                                   Line Graph Comparison

S&P 500 Index                Russell 1000 Value Index                   Orchard Value Fund
03/98 - $10,000                     03/98 - $10,000                             03/98 -
$10,000
10/98 - $10,591                     10/98 - $10,154                             10/98 -
$9,042
10/99 - $13,309 (as of 10/31)       10/99 - $11,832 (as of 10/31)               10/99 -
$9,629 (as of 10/31)

Orchard Value Index Total Return -  One Year: 6.49%
                                    Since Inception: -2.25%

Given the fundamental objectives of the Orchard Value Fund, the investment adviser and sub-adviser have determined that the Russell 1000 Value Index is the appropriate index to use as the benchmark for the Orchard Value Fund's performance.

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Orchard Value Fund, made at its inception, with the performance of the S&P 500 Index and the Russell 1000 Value Index. Results include the reinvestment of all dividends and capital gains distributions. Portfolio inception: 3/2/98. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less that their original cost.

Deloitte & Touche LLP
Suite 3600
555 Seventeenth Street
Denver, Colorado  80202-3942



INDEPENDENT AUDITORS' REPORT



To the Shareholders and Board of Trustees of Orchard Series Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Orchard Series Fund (comprising, respectively the Orchard Index 500 Fund, Orchard Index 600 Fund, Orchard Money Market Fund, and Orchard Value Fund) as of October 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Orchard Series Fund as of October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

/s/Deloitte & Touche LLP

December 3, 1999

                                  THE ORCHARD SERIES FUND

                     Financial Statements and Financial Highlights for
                         the Years Ended October 31, 1999 and 1998

THE ORCHARD SERIES FUND

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1999

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   ORCHARD
                                                              ORCHARD              ORCHARD          MONEY              ORCHARD
                                                             INDEX 500            INDEX 600         MARKET              VALUE
                                                               FUND                 FUND             FUND               FUND
                                                           --------------       --------------   -------------      --------------
                                                           --------------       --------------   -------------      --------------
ASSETS:
     Investments in securities, market value:   (1)          761,291,272      $   134,551,839       3,692,911           2,532,743
     Cash                                                        737,606              411,361          55,314              43,821
     Dividends and interest receivable                           664,624               62,868                               4,034
     Subscriptions receivable                                    272,383              176,583                               2,503
     Receivables for investments sold                                               1,855,441
     Variation margin on futures contracts                       431,350               87,600
                                                           --------------       --------------   -------------      --------------
                                                           --------------       --------------   -------------      --------------

            Total assets                                     763,397,235          137,145,692       3,748,225           2,583,101
                                                           --------------       --------------   -------------      --------------
                                                           --------------       --------------   -------------      --------------

LIABILITIES:
     Due to GW Capital Management                                346,873               64,219           1,366               1,952
     Payables for investments purchased                                               309,540
                                                           --------------       --------------   -------------      --------------
                                                           --------------       --------------   -------------      --------------

            Total liabilities                                    346,873              373,759           1,366               1,952
                                                           --------------       --------------   -------------      --------------
                                                           --------------       --------------   -------------      --------------

NET ASSETS                                                   763,050,362      $   136,771,933       3,746,859           2,581,149
                                                           ==============       ==============   =============      ==============
                                                           ==============       ==============   =============      ==============

NET ASSETS REPRESENTED BY:
     Capital stock, No par value                             538,973,674      $   129,803,921       3,746,859           2,758,446
     Net unrealized appreciation on investments and          202,797,237               91,060                              12,483
     futures contracts
     Undistributed net investment income                       1,677,001               98,826                               9,457
     Accumulated net realized gain (loss) on investments      19,602,450            6,778,126                            (199,237)
     and futures contracts
                                                           --------------       --------------   -------------      ---------------
                                                           --------------       --------------   -------------      --------------

NET ASSETS                                                   763,050,362      $   136,771,933       3,746,859           2,581,149
                                                           ==============       ==============   =============      ==============
                                                           ==============       ==============   =============      ==============

NET ASSET VALUE PER OUTSTANDING SHARE                            17.2652      $       11.5689          1.0000              9.4086
                                                           ==============       ==============   =============      ==============
                                                           ==============       ==============   =============      ==============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK OUTSTANDING:                          44,195,813           11,822,367       3,746,859             274,339

(1)  Cost of Investments in securities:                      559,754,058      $   134,585,402       3,692,911           2,520,260

See notes to financial statements.

THE ORCHARD SERIES FUND

STATEMENTS OF OPERATIONS
YEAR ENDED OCTOBER 31, 1999

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         ORCHARD
                                                                          ORCHARD         ORCHARD         MONEY          ORCHARD
                                                                         INDEX 500       INDEX 600        MARKET          VALUE
                                                                            FUND           FUND            FUND           FUND
                                                                         -----------    ------------    -----------    ------------
                                                                         -----------    ------------    -----------    ------------
INVESTMENT INCOME:
    Interest                                                                385,618         145,874        175,336           4,516
    Dividends                                                             9,437,509         938,053                         49,379
    Foreign withholding tax                                               (124,428)           (390)                            (91)
                                                                         -----------     -----------    ------------    ------------
                                                                         -----------    ------------    -----------    ------------

      Total income                                                        9,698,699       1,083,537        175,336          53,804
                                                                         -----------    ------------    -----------    ------------
                                                                         -----------    ------------    -----------    ------------

EXPENSES:
      Audit fees                                                                                             3,147
      Investment administration                                                                             55,813
      Bank and custodial fees                                                                                4,147
      Other expenses                                                                                         5,412
      Management fees                                                     4,285,520         718,382          6,903          22,880
                                                                         -----------    ------------    -----------    ------------
                                                                         -----------    ------------    -----------    ------------

      Total expenses                                                      4,285,520         718,382         75,422          22,880

      Less amount reimbursed by GW Capital Management                                                       59,544
                                                                         -----------    ------------    -----------    ------------
                                                                         -----------    ------------    -----------    ------------

      Net expenses                                                        4,285,520         718,382         15,878          22,880
                                                                         -----------    ------------    -----------    ------------
                                                                         -----------    ------------    -----------    ------------

NET INVESTMENT INCOME                                                     5,413,179         365,155        159,458          30,924
                                                                         -----------    ------------    -----------    ------------
                                                                         -----------    ------------    -----------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) on investments                             18,471,828       6,728,212                       (199,237)
     Net realized gain on futures contracts                               1,849,430         49,914
     Change in net unrealized appreciation on investments                125,441,376        175,433                        232,925
     Change in net unrealized appreciation on futures contracts             698,898         124,623
                                                                         -----------    ------------    -----------    ------------
                                                                         -----------    ------------    -----------    ------------

     Net change in realized and unrealized appreciation on investments   146,461,532      7,078,182              0          33,688
and futures contracts
                                                                         -----------    ------------    -----------    ------------
                                                                         -----------    ------------    -----------    ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     151,874,711      7,443,337        159,458          64,612
                                                                         ===========    ============    ===========    ============
                                                                         ===========    ============    ===========    ============

See notes to financial statements.

THE ORCHARD SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED OCTOBER 31, 1999 AND 1998

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

                                                          ORCHARD                   ORCHARD
                                                       INDEX 500 FUND           INDEX 600 FUND
                                                    ----------------------   ----------------------
                                                    ----------------------   ----------------------
                                                      1999        1998         1999        1998
                                                    ----------  ----------   ----------  ----------
                                                    ----------  ----------   ----------  ----------
INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
   Net investment income                          $ 5,413,179 $ 5,415,920  $   365,155 $    11,937 $
   Net realized gain (loss) on investments          18,471,828  6,978,574    6,728,212     377,594
   Net realized gain (loss) on futures              1,849,430   (449,217)      49,914
   contracts
   Change in net unrealized appreciation            125,441,376 89,787,266     175,433   (1,016,569)
   (depreciation) on investments
   Change in net unrealized appreciation on          698,898      561,125      124,623
   futures contracts
                                                    ----------  ----------   ----------  ----------
                                                    ----------  ----------   ----------  ----------

   Net increase (decrease) in net assets resulting  151,874,711 102,293,668  7,443,337    (627,038)
   from operations
                                                    ----------  ----------   ----------  ----------
                                                    ----------  ----------   ----------  ----------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                       (5,460,884) (3,691,214)  (270,470)     (7,796)
   From net realized gains                          (7,247,165)              (377,594)   (147,248)
                                                    ----------  ----------   ----------  -----------
                                                    ----------  ----------   ----------  ----------

   Total distributions                              (12,708,049)(3,691,214)  (648,064)   (155,044)
                                                    ----------  -----------  ----------  -----------
                                                    ----------  ----------   ----------  ----------

SHARE TRANSACTIONS:
   Net proceeds from sales of shares                78,037,447  92,027,475   142,892,303    40,858
   Reinvestment of distributions                    12,708,049  3,691,214      648,064     155,044
   Redemptions of shares                            (71,949,186)(82,100,085) (18,447,304)    (142)
                                                    ----------  -----------  ----------  -----------
                                                    ----------  ----------   ----------  ----------

   Net increase in net assets resulting from        18,796,310  13,618,604   125,093,063   195,760
   share transactions
                                                    ----------  ----------   ----------  ----------
                                                    ----------  ----------   ----------  ----------

   Total increase (decrease) in net assets          157,962,972 112,221,058  131,888,336 (586,322)

NET ASSETS:
   Beginning of period                              605,087,390 492,866,332  4,883,597   5,469,919
                                                    ----------  ----------   ----------  ----------
                                                    ==========  ==========   ==========  ==========
   End of period  (1)                             $ 763,050,36$ 605,087,390$ 136,771,93$ 4,883,597 $
                                                    ==========  ==========   ==========  ==========
                                                    ==========  ==========   ==========  ==========

OTHER INFORMATION:
   SHARES:
   Sold                                             4,838,149   6,788,911    12,941,630      3,389
   Issued in reinvestment of distributions           816,633      267,302       57,340      13,499
   Redeemed                                         (4,431,531) (6,231,946)  (1,644,828)      (12)
                                                    ----------  -----------  ----------  ----------
                                                    ----------  ----------   ----------  ----------

   Net increase                                     1,223,251     824,267    11,354,142     16,876
                                                    ==========  ==========   ==========  ==========
                                                    ==========  ==========   ==========  ==========

   (1)  Including undistributed net investment      1,677,001   1,747,706       98,826       4,141
   income

   (A) Inception date March 2, 1998.

   See notes to financial statements.

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

                                                             ORCHARD                   ORCHARD
                                                        MONEY MARKET FUND            VALUE FUND
                                                      -----------------------   ----------------------
                                                      -----------------------   ----------------------
                                                         1999        1998         1999        1998
                                                      -----------  ----------   ----------  ----------
                                                      -----------  ----------   ----------  ----------
INCREASE/(DECREASE) IN NET ASSETS:                                                             (A)

OPERATIONS:
   Net investment income                                 159,458 $   163,521  $    30,924 $   14,783
   Net realized gain (loss) on investments                                      (199,237)    13,415
   Net realized gain (loss) on futures
   contracts
   Change in net unrealized appreciation                                          232,925   (220,442)
   (depreciation) on investments
   Change in net unrealized appreciation on
   futures contracts
                                                      -----------  ----------   ----------  ---------
                                                      -----------  ----------   ----------  ---------

   Net increase (decrease) in net assets resulting       159,458    163,521        64,612   (192,244)
   from operations
                                                       ----------  ----------   ----------  ----------
                                                      -----------  ----------   ----------  ---------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                           (159,458)   (163,521)    (29,048)    (7,202)
   From net realized gains                                                       (13,415)
                                                        ----------  ----------   ----------  ----------
                                                      -----------  ----------   ----------  ---------

   Total distributions                                  (159,458)   (163,521)   (42,463)     (7,202)
                                                        ---------   ---------   ----------  -----------
                                                      -----------  ----------   ----------  ---------

SHARE TRANSACTIONS:
   Net proceeds from sales of shares                    672,208                  924,120    2,042,159
   Reinvestment of distributions                        159,458     163,521        42,463      7,202
   Redemptions of shares                                (359,055)                (244,504)   (12,994)
                                                        ---------   ---------   -----------  ---------
                                                      -----------  ----------   ----------  ---------

   Net increase in net assets resulting from            472,611     163,521       722,079   2,036,367
   share transactions
                                                      -----------   ---------   ----------  ---------
                                                      -----------  ----------   ----------  ---------

   Total increase (decrease) in net assets              472,611     163,521       744,228   1,836,921

NET ASSETS:
   Beginning of period                                3,274,248     3,110,727   1,836,921          0
                                                      -----------   ---------   ----------  ---------
                                                      ===========   =========   ==========  =========
   End of period  (1)                                 3,746,859   $ 3,274,248 $ 2,581,149 $ 1,836,921
                                                      ===========   =========   ==========  =========
                                                      ===========  ==========   ==========  =========

OTHER INFORMATION:
   SHARES:
   Sold                                                 672,208                    90,656    204,775
   Issued in reinvestment of distributions              159,458     163,521        4,457         724
   Redeemed                                            (359,055)                 (24,657)    (1,617)
                                                       ----------   ---------   -----------  ---------
                                                      -----------  ----------   ----------  ---------

   Net increase                                         472,611     163,521        70,456    203,882
                                                      ===========   =========   ==========  =========
                                                      ===========  ==========   ==========  =========

   (1)  Including undistributed net investment                0           0         9,457      7,581
   income

   (A) Inception date March 2, 1998.

   See notes to financial statements.

THE ORCHARD SERIES FUND

ORCHARD INDEX 500 FUND

FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------

Selected  data for a share of  capital  stock  of the fund for the  years  ended
October 31, 1999 and 1998, and the period ended October 31, 1997 are as follows:

                                                                  Period Ended October 31,
                                                   --------------------------------------------------------
                                                         1999                 1998               1997
                                                   -----------------     ----------------   ---------------
                                                                                                 (A)

Net Asset Value, Beginning of Period                 $    14.0808         $    11.6936    $      10.0000

Income From Investment Operations

Net investment income                                      0.1221               0.1282            0.0388
Net realized and unrealized gain                           3.3536               2.3471            1.6936
                                                       -------------        -------------   ---------------

Total Income From Investment Operations                    3.4757               2.4753            1.7324

Less Distributions

From net investment income                                (0.1243)             (0.0881)          (0.0388)
From net realized gains                                   (0.1670)
                                                       -------------        -------------   ---------------

Total Distributions                                       (0.2913)             (0.0881)          (0.0388)
                                                       -------------        -------------   ---------------

Net Asset Value, End of Period                       $    17.2652         $    14.0808    $      11.6936
                                                       =============        =============   ===============

Total Return                                              24.92%               21.18%            17.38%

Net Assets, End of Period                            $  763,050,362       $ 605,087,390   $  492,866,332

Ratio of Expenses to Average Net Assets                    0.60%                0.60%             0.60% *

Ratio of Net Investment Income to Average Net              0.75%                0.96%             1.67% *
Assets

Portfolio Turnover Rate                                   17.09%               20.20%             0.45%




Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended October 31, 1999 were $120,119,351 and $124,082,232, respectively.

*Annualized

(A) The Portfolio commenced operations February 3, 1997.


                (Continued)

THE ORCHARD SERIES FUND

ORCHARD INDEX 600 FUND
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------

Selected  data for a share of  capital  stock  of the fund for the  years  ended
October 31, 1999 and 1998, and the period ended October 31, 1997 are as follows:

                                                                  Period Ended October 31,
                                                   --------------------------------------------------------
                                                         1999                 1998               1997
                                                   -----------------     ----------------   ---------------
                                                                                                 (A)

Net Asset Value, Beginning of Period                 $    10.4300         $    12.1191    $      10.0000

Income From Investment Operations

Net investment income                                      0.0235               0.0255            0.0238
Net realized and unrealized gain (loss)                    1.1728              (1.3719)           2.1191
                                                       -------------        -------------   ---------------

Total Income (Loss) From Investment Operations             1.1963              (1.3464)           2.1429

Less Distributions

From net investment income                                (0.0239)             (0.0167)          (0.0238)
From net realized gains                                   (0.0335)             (0.3260)
                                                       -------------        -------------   ---------------

Total Distributions                                       (0.0574)             (0.3427)          (0.0238)
                                                       -------------        -------------   ---------------

Net Asset Value, End of Period                       $    11.5689         $    10.4300    $      12.1191
                                                       =============        =============   ===============

Total Return                                              11.48%              (11.37%)           21.46%

Net Assets, End of Period                            $ 136,771,933        $  4,883,597    $    5,469,919

Ratio of Expenses to Average Net Assets                    0.60%                0.60%             0.60% *

Ratio of Net Investment Income to Average Net              0.30%                0.22%             0.30% *
Assets

Portfolio Turnover Rate                                   40.90%               31.25%            21.58%




Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended October 31, 1999 were $160,487,237 and $44,668,032, respectively.

*Annualized

(A) The Portfolio commenced operations February 3, 1997.



                           (Continued)

THE ORCHARD SERIES FUND

ORCHARD MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------

Selected  data for a share of  capital  stock  of the fund for the  years  ended
October 31, 1999 and 1998, and the period ended October 31, 1997 are as follows:

                                                                     Period Ended October 31,
                                                           ----------------------------------------------
                                                                1999              1998          1997
                                                                               ------------  ------------
                                                           ----------------
                                                                                                 (A)

Net Asset Value, Beginning of Period                        $       1.0000   $     1.0000  $     1.0000

Income From Investment Operations

Net investment income                                               0.0458         0.0513        0.0363
                                                              -------------    ------------  ------------

Total Income From Investment Operations                             0.0458         0.0513        0.0363

Less Distributions

From net investment income                                         (0.0458)       (0.0513)      (0.0363)
                                                              -------------    ------------  ------------

Total Distributions                                                (0.0458)       (0.0513)      (0.0363)
                                                              -------------    ------------  ------------

Net Asset Value, End of Period                              $       1.0000   $     1.0000  $     1.0000
                                                              =============    ============  ============

Total Return/Yield                                                  4.68%          5.26%         3.69%

Net Assets, End of Period                                   $    3,746,859   $  3,274,248  $   3,110,727

Ratio of Expenses to Average Net
Assets
     - Before Reimbursement                                         2.18%          3.57%         1.54%*
     - After Reimbursement #                                        0.46%          0.46%         0.46% *

Ratio of Net Investment Income to Average Net Assets
     - Before Reimbursement                                         2.88%          2.03%         3.79%*
     - After Reimbursement #                                        4.60%          5.13%          4.88%*



*Annualized

#Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.

(A) The Portfolio commenced operations February 3, 1997.




                                            (Continued)




THE ORCHARD SERIES FUND

ORCHARD VALUE FUND
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------

Selected  data for a share  of  capital  stock  of the  fund for the year  ended
October 31, 1999 and the period ended October 31, 1998, are as follows:

                                                                    Period Ended October 31,
                                                           --------------------------------------------
                                                                 1999                       1998
                                                           ------------------         -----------------
                                                                                              (A)

Net Asset Value, Beginning of Period                        $     9.0097               $    10.0000

Income From Investment Operations

Net investment income                                             0.1186                     0.0730
Net realized and unrealized gain (loss)                           0.4667                    (1.0275)
                                                              ---------------            --------------

Total Income (Loss) From Investment Operations                    0.5853                    (0.9545)

Less Distributions

From net investment income                                       (0.1213)                   (0.0358)
From net realized gains                                          (0.0651)
                                                              ---------------            --------------

Total Distributions                                              (0.1864)                   (0.0358)
                                                              ---------------            --------------

Net Asset Value, End of Period                              $     9.4086               $     9.0097
                                                              ===============            ==============

Total Return                                                      6.49%                     (9.58%)

Net Assets, End of Period                                   $  2,581,149               $  1,836,921

Ratio of Expenses to Average Net Assets                           1.00%                      1.00%*

Ratio of Net Investment Income to Average Net Assets              1.34%                      1.15%*

Portfolio Turnover Rate                                         153.77%                     79.58%




Portfolio turnover is calculated using the lesser of long-term purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of the securities (excluding short-term securities) owned during the period. Purchases and sales of investment securities for the year ended October 31, 1999 were $4,184,002 and $3,512,270, respectively.

*Annualized

(A) The portfolio commenced operations March 2, 1998.

                                     (Concluded)

THE ORCHARD SERIES FUND

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
--------------------------------------------------------------------------------

1.      ORGANIZATION

        The Orchard Series Fund is an open-end management investment company organized as a Delaware business trust (the Trust) on July 23, 1996. The Trust currently offers four separate diversified portfolios, commonly known as mutual funds (the Funds), which are registered with the Securities and Exchange Commission under the provisions of the
        Investment Company Act of 1940 (as amended): Orchard Index 500 Fund, Orchard Index 600 Fund, Orchard Money Market Fund and Orchard Value
        Fund. The Orchard Index European Fund, Orchard Index Pacific Fund and Orchard Preferred Stock Fund (separate portfolios of the Trust) were terminated as of July 23, 1999. All assets, including accrued dividends were distributed to shareholders; therefore, the valuation of each fund is zero.

        Initial capitalization of $100,000 for each Fund, excluding Orchard Value, was received on January 27, 1997 from Great-West Life & Annuity Insurance Company (GWL&A). Additional capitalization was received from GWL&A on February 3, 1997 as follows: $2,900,000 for Orchard Money Market Fund and $4,400,000 for Orchard Index 600 Fund. Orchard Value Fund received $2,000,000 of initial capitalization from GWL&A on February 26, 1998. At October 31, 1999, GWL&A's investment in the Funds totaled $7,599,631.


2.      SIGNIFICANT ACCOUNTING POLICIES

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

        The following is a summary of the significant accounting policies of the Fund, which are in accordance with generally accepted accounting principles in the investment company industry:

        Dividends

        Dividend income for the Funds is accrued as of the ex-dividend date and interest income is recorded daily.

        Dividends from investment income of the Orchard Money Market Fund are declared daily and reinvested monthly. Dividends from investment income of the other funds are declared and reinvested semi-annually. Dividends from capital gains of the funds, if any, are reinvested at least annually in additional shares at net asset value.

        Security Transactions

         Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Security Valuation

        Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Financial Futures Contracts

        The index funds may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the funds each day, depending on the daily fluctuations in the fair value of the underlying security.

        Federal Income Taxes

        For federal income tax purposes, each Fund qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        Net investment income (loss) and net realized gain (loss) may differ for financial statements and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds.

3.      INVESTMENT ADVISORY AGREEMENT

        GW Capital Management, LLC (Capital Management), a wholly-owned subsidiary of GWL&A, serves as investment adviser to the Funds pursuant to an investment advisory agreement, which was approved by the Funds' Board of Directors. Capital Management is a registered investment adviser under the Investment Advisers Act of 1940. The investment advisory agreement provides that Capital Management, subject to the supervision and approval of the Funds' Board of Directors, is responsible for the day-to-day management of each Fund which includes selecting the Funds' investments and handling their business affairs.

        As compensation for its services to the Funds, the investment adviser receives monthly compensation at the annual rate of .20% of the average daily net assets of the Orchard Money Market Fund, .60% of the average daily net assets of the Orchard Index 500 Fund and Orchard Index 600 Fund and 1.00% of the average daily net assets of the Orchard Value Fund.

        Subject to revision, Capital Management has voluntarily agreed to reimburse the Orchard Money Market Fund to the extent that total operating expenses exceed .46% of average net assets. Interest, taxes, brokerage commissions, and extraordinary expenses are not eligible for reimbursement.

        Expenses incurred by the Fund, which are not fund specific, are allocated among the funds based on relative net assets or other appropriate allocation methods. For certain funds, the management fee encompasses other fund operation expenses.

4.      OTHER RELATED PARTY TRANSACTIONS

        One Orchard Equities, a wholly-owned subsidiary of One Corporation, which is a wholly-owned subsidiary of GWL&A, distributes and markets the Trust's Funds. Financial Administrative Services Corporation, a
        wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Funds.

        Certain officers of the Trust are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Trust receives any compensation directly from the Funds.

5.      CAPITAL STOCK

        The Trust has authorized an unlimited number of shares with no stated par value for each portfolio in the Trust. Shares may be issued in one or more series of shares, and each series may be issued in one or more classes of shares. Each Fund represents a separate series of shares.

6.      UNREALIZED APPRECIATION (DEPRECIATION)

        At October 31, 1999, the U.S. Federal income tax cost basis was $561,477,060, $135,178,365, and $2,520,260 for Orchard Index 500,
        Orchard Index 600 and Orchard Value Funds, respectively. As of October 31, 1999, gross unrealized appreciation (depreciation) of investments, for U.S. Federal income tax purposes, was as follows:



                                                 Orchard              Orchard             Orchard
                                                Index 500            Index 600             Value
                                                  Fund                 Fund                Fund
                                              --------------       --------------      --------------

        Gross appreciation                  $   239,239,506      $   20,871,632      $      143,535

        Gross depreciation                      (39,425,294)        (21,498,158)           (131,052)
                                              --------------       --------------      --------------

        Net unrealized appreciation         $   199,814,212      $     (626,526)     $       12,483
        (depreciation)
                                              ==============       ==============      ==============

7.      FUTURES CONTRACTS

        At October 31, 1999, the unrealized appreciation of open futures contracts, expiring in December 1999 was:

                                             Futures             Number of            Unrealized
            Index Fund                      Contracts            Contracts           Appreciation

        Orchard Index 500 Fund               S&P 500                 68                  $1,260,023

        Orchard Index 600 Fund            Russell 2000               39                    $124,623



The Orchard Series Fund Schedule of Investments October 31, 1999

Orchard Index 500 Fund

COMMON STOCK

AGENCY --- 0.9%
     45,640 Federal Home Loan Mortgage Corp                            2,467,390
     67,320 Federal National Mortgage Association (nonvtg)             4,762,890
                                                                      $7,230,280

AIR --- 0.3%
      9,840 AMR Corp*                                                    624,840
      9,200 Delta Air Lines Inc                                          500,820
     19,568 FDX Corp*                                                    842,637
     33,145 Southwest Airlines Co                                        557,234
      4,740 US Air Group Inc*                                            132,720
                                                                      $2,658,251

COMMUNICATIONS --- 6.8%
    209,900 AT&T Corp                                                  9,812,825
     48,070 CBS Corp*                                                  2,346,393
     11,410 Cabletron Systems Inc*                                       188,972
     22,200 Clear Channel Communications Inc*                          1,784,325
     49,180 Comcast Corp Class A                                       2,071,708
     18,400 Gannett Company Inc                                        1,419,100
     11,400 General Instrument Corp*                                     613,457
    201,205 Lucent Technologies Inc                                   12,927,421
     39,870 MediaOne Group Inc                                         2,833,242
     21,800 Nextel Communications Inc*                                 1,878,877
     87,128 Nortel Networks Corp                                       5,396,447
     10,500 QUALCOMM Inc*                                              2,338,875
     84,960 Time Warner Inc                                            5,920,608
     45,720 Viacom Inc Class B*                                        2,045,970
                                                                     $51,578,220

CONSTRUCTION --- 0.0%
      3,940 Centex Corp                                                  105,639
      3,230 Kaufman & Broad Home Corp                                     64,800
      2,920 Pulte Corp                                                    58,765
                                                                        $229,204

CONSUMER SERVICES --- 7.5%
      4,350 Allergan Inc                                                 467,081
     33,500 Amgen Inc*                                                 2,671,625
      3,740 Bausch & Lomb Inc                                            201,960
     19,100 Baxter International Inc                                   1,239,113
     16,480 Becton Dickinson & Co                                        418,180
      7,380 Biomet Inc                                                   222,323
    130,400 Bristol-Myers Squibb Co                                   10,016,285
      3,340 CR Bard Inc                                                  180,150
     25,760 CVS Corp                                                   1,118,937
     40,300 Carnival Corp                                              1,793,350
     47,319 Cendant Corp*                                                780,764
     37,010 Columbia/HCA Healthcare Corp                                 892,866
     71,720 Eli Lilly & Co                                             4,939,715
      6,370 H&R Block Inc                                                271,120
     27,240 HEALTHSOUTH Corp*                                            156,630
      8,470 Harrah's Entertainment Inc*                                  245,096
     16,780 Hilton Hotels Corp                                           155,215
     11,320 Humana Inc*                                                   77,825
     20,560 IMS Health Inc                                               596,240
     88,310 Johnson & Johnson                                          9,250,473
      4,840 King World Productions Inc*                                  187,550
      7,040 Manor Care Inc*                                              110,880
     16,350 Marriott International Inc                                   550,782
     18,481 McKesson HBOC Inc                                            370,766
     77,020 Medtronic Inc                                              2,666,818
    154,020 Merck & Co Inc                                            12,254,139
     13,100 Mirage Resorts Inc*                                          190,762
     17,870 Service Corporation International                            170,873
      5,575 St Jude Medical Inc*                                         152,616
     20,420 Tenet Healthcare Corp*                                       396,904
    135,430 The Walt Disney Co*                                        3,571,966
     11,340 United HealthCare Corp                                       586,131
      4,300 Wellpoint Health Networks*                                   249,400
                                                                     $57,154,535

CREDIT INSTITUTIONS --- 3.7%
     25,800 AmSouth Bancorp                                              664,350
     29,460 American Express Co                                        4,536,840
     47,776 Associates First Capital Corp                              1,743,824
     21,000 BB&T Corp                                                    763,875
     48,280 Bank of New York Company Inc                               2,021,725
     13,000 Capital One Financial Corp                                   689,000
     10,270 Comerica Inc                                                 610,418
      7,400 Countrywide Credit Industries Inc                            251,134
     62,787 First Union Corp                                           2,680,189
      3,640 Golden West Financial Corp                                   406,770
     31,479 Household International Inc                                1,404,750
     15,142 Huntington Bancshares Inc                                    448,582
     11,540 JP Morgan & Co Inc                                         1,510,298
     29,440 KeyCorp                                                      822,465
     52,612 MBNA Corp                                                  1,453,407
     40,620 National City Corp                                         1,198,290
     19,950 PNC Bank Corp                                              1,189,519
     14,700 Regions Financial Corp                                       441,911
     10,600 State Street Corp                                            806,925
     21,170 SunTrust Banks Inc                                         1,549,369
     17,850 Synovus Financial Corp                                       382,650
      9,400 Union Planters Corp                                          418,300
     13,320 Wachovia Corp                                              1,148,850
     38,063 Washington Mutual Inc                                      1,367,870
                                                                     $28,511,311

ELECTRIC --- 1.8%
     13,000 AES Corp*                                                    733,681
      8,970 Ameren Corp                                                  339,174
     12,740 American Electric Power Company Inc                          439,530
      7,800 CMS Energy Corp                                              287,625
     10,510 Carolina Power & Light Co                                    362,595
     13,960 Central & South West Corp                                    309,731
     10,420 Cinergy Corp                                                 294,365
     14,470 Consolidated Edison Inc                                      552,566
      9,810 Constellation Energy Group                                   301,039
      9,510 DTE Energy Co                                                315,608
     12,630 Dominion Resources Inc                                       607,819
     23,964 Duke Energy Corp                                           1,353,966
     22,820 Edison International                                         676,043
     16,170 Entergy Corp                                                 484,081
     11,730 FPL Group Inc                                                590,160
     15,390 FirstEnergy Corp                                             401,094
      6,400 Florida Progress Corp                                        293,197
      8,190 GPU Inc                                                      277,944
     12,310 Niagara Mohawk Holdings Inc*                                 195,421
     10,100 Northern States Power Co                                     217,150
     12,260 PECO Energy Co                                               468,173
     10,367 PP&L Resources Inc                                           280,552
     19,520 PacifiCorp                                                   402,600
      5,600 Pinnacle West Capital Corp                                   206,500
     14,380 Public Service Enterprise Group Inc                          568,902
     44,910 Southern Co                                                1,192,899
     18,181 Texas Utilities Co                                           704,514
     14,260 Unicom Corp                                                  546,329
                                                                     $13,403,258

ELECTRONICS - HIGH TECH --- 21.6%
      6,800 Adaptec Inc*                                                 306,000
      8,000 Adobe Systems Inc                                            559,496
      9,700 Advanced Micro Devices Inc*                                  192,176
     11,300 Analog Devices Inc*                                          600,313
      5,560 Andrew Corp*                                                  71,585
     10,590 Apple Computer Inc*                                          848,524
     24,660 Applied Materials Inc*                                     2,214,764
      5,760 Black & Decker Corp                                          247,680
     27,160 Boston Scientific Corp*                                      546,595
      1,520 Briggs & Stratton Corp                                        88,824
    213,504 Cisco Systems Inc*                                        15,799,296
    111,647 Compaq Computer Corp                                       2,121,293
      4,600 Comverse Technology Inc*                                     522,100
    166,880 Dell Computer Corp*                                        6,696,060
     66,551 EMC Corp*                                                  4,858,223
     20,750 Eastman Kodak Co                                           1,430,443
     28,540 Emerson Electric Co                                        1,714,169
     20,600 Gateway Inc*                                               1,360,877
    215,380 General Electric Co                                       29,197,344
      5,260 Harris Corp                                                  118,019
     66,570 Hewlett-Packard Co                                         4,930,307
      8,390 Honeywell Inc                                                884,616
    217,280 Intel Corp                                                16,825,511
    118,760 International Business Machines Corp                      11,683,015
      5,560 Johnson Controls Inc                                         337,770
      5,800 KLA-Tencor Corp*                                             459,285
      9,690 LSI Logic Corp*                                              515,382
      8,500 Lexmark International Group Inc Class A*                     663,527
      5,770 Maytag Corp                                                  231,158
     16,450 Micron Technology Inc*                                     1,173,082
    335,200 Microsoft Corp*                                           31,026,752
     39,850 Motorola Inc                                               3,882,864
     11,000 National Semiconductor Corp*                                 329,307
      4,800 Network Appliance Inc*                                       355,200
     21,960 Novell Inc*                                                  440,562
     94,502 Oracle Systems Corp*                                       4,494,704
     25,210 PG&E Corp                                                    578,242
     16,000 PeopleSoft Inc                                               240,000
      3,030 Perkinelmer Inc                                              123,660
      3,030 Polaroid Corp                                                 67,605
     22,180 Raytheon Co                                                  645,993
      5,050 Scientific-Atlanta Inc                                       289,113
     14,590 Seagate Technology Inc*                                      429,486
     12,430 Silicon Graphics Inc*                                         96,333
     17,700 Solectron Corp*                                            1,331,925
     50,840 Sun Microsystems Inc*                                      5,379,482
      3,130 Tektronix Inc                                                105,638
     25,760 Tellabs Inc*                                               1,629,320
     51,560 Texas Instruments Inc                                      4,627,510
     10,410 Thermo Electron Corp*                                        140,535
      3,740 Thomas & Betts Corp                                          167,833
     20,130 Unisys Corp*                                                 488,153
      6,180 WW Grainger Inc                                              261,878
      4,950 Whirlpool Corp                                               344,951
                                                                    $164,674,480

ENVIRONMENTAL SERVICES --- 0.1%
     12,400 Allied Waste Industries Inc*                                 130,200
     21,730 Laidlaw Inc Class B                                          133,096
     40,686 Waste Management Inc                                         747,605
                                                                      $1,010,901

FINANCIAL SERVICES --- 0.5%
     60,511 Fleet Boston Corp                                          2,639,792
     33,760 Mellon Financial Services                                  1,246,993
                                                                      $3,886,785

FORESTRY --- 0.4%
      3,730 Boise Cascade Corp                                           132,881
     11,240 Georgia-Pacific Group                                        446,082
     27,174 International Paper Co                                     1,430,032
      7,080 Louisiana-Pacific Corp                                        89,824
     13,250 Weyerhaeuser Co                                              790,853
                                                                      $2,889,672

GAS --- 0.4%
      5,360 Columbia Energy Group                                        348,400
      6,270 Consolidated Natural Gas Co                                  401,280
      1,810 Eastern Enterprises                                           92,536
      3,130 NICOR Inc                                                    121,288
      7,600 New Century Energies Inc                                     247,471
      2,120 ONEOK Inc                                                     61,876
      2,320 Peoples Energy Corp                                           88,160
     19,444 Reliant Energy Inc                                           529,849
     11,230 Tenneco Inc                                                  179,680
     28,540 Williams Companies Inc                                     1,070,250
                                                                      $3,140,790

HIGHWAYS --- 0.0%
      4,560 Ryder System Inc                                              97,470
                                                                         $97,470

HOLDING & INVEST. OFFICES --- 5.3%
     77,018 Bank One Corp                                              2,892,950
    113,451 Bank of America Corp                                       7,303,408
     54,660 Chase Manhattan Corp                                       4,775,918
     10,800 Cincinnati Financial Corp                                    386,770
    221,788 Citigroup Inc                                             12,004,276
     17,830 Fifth Third Bancorp                                        1,316,068
     64,673 Firstar Corp                                               1,899,769
      7,180 MGIC Investment Corp                                         429,005
      7,300 Northern Trust Corp                                          704,903
      6,880 Republic New York Corp                                       434,727
     10,600 SLM Holding Corp                                             518,732
     11,000 SouthTrust Corp                                              440,000
     11,600 Summit Bancorp                                               401,650
     48,049 U S Bancorp                                                1,780,792
    108,360 Wells Fargo Co                                             5,187,735
                                                                     $40,476,703

INDUSTRIAL SERVICES --- 3.1%
     72,800 America Online Inc*                                        9,441,214
      3,830 Autodesk Inc                                                  71,813
     40,640 Automatic Data Processing Inc                              1,958,320
     15,700 BMC Software Inc*                                          1,007,736
      9,500 Ceridian Corp*                                               208,402
     35,305 Computer Associates International Inc                      1,994,733
     10,500 Computer Sciences Corp*                                      721,214
     23,500 Compuware Corp*                                              653,582
      4,960 Deluxe Corp                                                  140,120
     10,530 Dun & Bradstreet Corp                                        309,319
     32,400 Electronic Data Systems Corp                               1,895,400
      9,400 Equifax Inc                                                  253,800
     28,140 First Data Corp                                            1,285,632
      4,960 Fluor Corp                                                   197,780
      2,730 Foster Wheeler Corp                                           30,713
     18,480 Interpublic Group of Companies Inc                           750,750
      2,730 National Service Industries Inc                               88,043
     11,700 Omnicom Group Inc                                          1,029,600
     17,700 Parametric Technology Corp*                                  337,397
     16,200 Paychex Inc                                                  637,875
     17,620 Pitney Bowes Inc                                             802,802
      2,000 Quintiles Transnational Corp*                                 37,124
      1,810 Shared Medical Systems Corp                                   68,328
                                                                     $23,921,697

INSURANCE --- 3.2%
     17,500 AFLAC Inc                                                    894,688
     16,830 AON Corp                                                     597,465
      9,210 Aetna Inc                                                    462,803
     52,460 Allstate Corp                                              1,508,225
     16,372 American General Corp                                      1,214,590
    101,658 American International Group Inc                          10,464,370
     11,530 Chubb Corp                                                   632,709
     13,050 Cigna Corp                                                   975,488
     21,431 Conseco Inc                                                  521,030
     14,880 Hartford Financial Services Group Inc                        770,963
      6,875 Jefferson-Pilot Corp                                         516,051
     13,060 Lincoln National Corp                                        602,393
      7,080 Loews Corp                                                   501,795
      6,560 MBIA Inc                                                     374,327
     17,350 Marsh & McLennan Companies Inc                             1,371,726
      4,800 Progressive Corp                                             444,298
      9,355 Providian Financial Corp                                   1,019,695
      8,590 SAFECO Corp                                                  236,225
     14,908 St Paul Companies Inc                                        477,056
      8,700 Torchmark Corp                                               271,327
     15,716 UnumProvident Corp                                           517,638
                                                                     $24,374,862

MFTG - CONSUMER PRODS. --- 7.6%
      2,420 Adolph Coors Co Class B                                      134,310
      3,740 Alberto-Culver Co Class B                                     88,122
      4,450 American Greetings Corp Class A                              115,144
     30,670 Anheuser-Busch Companies Inc                               2,202,474
     40,565 Archer-Daniels-Midland Co                                    499,436
     17,100 Avon Products Inc                                            551,475
     18,320 Bestfoods                                                  1,076,300
      4,450 Brown-Forman Corp Class B                                    300,375
      6,070 Brunswick Corp                                               137,334
     28,540 Campbell Soup Co                                           1,284,300
     15,460 Clorox Co                                                    632,886
    162,180 Coca-Cola Co                                               9,568,620
     27,900 Coca-Cola Enterprises Inc                                    713,180
     38,240 Colgate-Palmolive Co                                       2,313,520
     32,060 ConAgra Inc                                                  835,548
      5,970 Dow Jones & Company Inc                                      367,155
     10,010 General Mills Inc                                            872,742
     71,240 Gillette Co                                                2,577,962
     23,570 HJ Heinz Co                                                1,125,468
      4,650 Harcourt General Inc                                         179,025
     12,785 Hasbro Inc                                                   263,691
      9,210 Hershey Foods Corp                                           465,105
      9,790 Ikon Office Solutions Inc                                     67,306
      6,980 International Flavors & Fragrances Inc                       266,985
      2,330 Jostens Inc                                                   49,221
     26,620 Kellogg Co                                                 1,059,795
      5,370 Knight-Ridder Inc                                            340,995
     12,900 Leggett & Platt Inc                                          286,212
      4,050 Liz Claiborne Inc                                            162,000
     29,040 Masco Corp                                                   885,720
     27,600 Mattel Inc                                                   369,150
     12,940 McGraw-Hill Companies Inc                                    771,548
      3,440 Meredith Corp                                                122,763
     21,400 Nabisco Group Holdings Corp                                  274,177
     11,440 New York Times Co Class A                                    460,460
     96,070 PepsiCo Inc                                                3,332,380
    156,930 Philip Morris Companies Inc                                3,952,596
     87,220 Procter & Gamble Co                                        9,147,198
      8,800 Quaker Oats Co                                               616,000
      8,410 RR Donnelley & Sons Co                                       203,943
     21,240 Ralston-Ralston Purina Group                                 667,722
      2,230 Russell Corp                                                  33,867
     59,320 Sara Lee Corp                                              1,605,318
     28,380 Seagram Company Ltd                                        1,401,263
      1,210 Springs Industries Inc Class A                                48,173
      3,970 Times Mirror Co Class A                                      286,336
     15,580 Tribune Co                                                   934,800
      3,740 Tupperware Corp                                               74,097
     11,440 UST Inc                                                      316,739
     37,496 Unilever NV                                                2,500,496
      7,780 VF Corp                                                      233,882
      7,280 Willamette Industries Inc                                    302,571
      7,680 Wm Wrigley Jr Co                                             613,916
                                                                     $57,691,801

MFTG - INDUSTRIAL PRODS --- 9.0%
     23,530 3Com Corp*                                                   682,370
      6,660 ALZA Corp*                                                   285,128
     99,880 Abbott Laboratories                                        4,032,655
     15,060 Air Products & Chemicals Inc                                 414,150
     14,870 Alcan Aluminium Ltd                                          489,773
     12,530 Allegheny Teledyne Inc                                       190,293
     85,860 American Home Products Corp                                4,486,185
      2,630 Armstrong World Industries Inc                                98,296
      7,240 BF Goodrich Co                                               171,494
      2,020 Ball Corp                                                     81,430
      3,440 Bemis Company Inc                                            120,183
      8,780 Bethlehem Steel Corp*                                         60,907
      5,150 Case Corp                                                    272,950
     23,380 Caterpillar Inc                                            1,291,745
      6,270 Champion International Corp                                  362,481
      6,180 Cooper Industries Inc                                        266,123
      4,960 Cooper Tire & Rubber Co                                       83,388
     16,070 Corning Inc                                                1,263,504
      4,395 Crane Co                                                      89,821
      7,990 Crown Cork & Seal Company Inc                                191,257
      9,300 Danaher Corp                                                 449,302
     15,390 Deere & Co                                                   557,888
     13,660 Dover Corp                                                   581,397
     14,480 Dow Chemical Co                                            1,712,260
     68,499 EI du Pont de Nemours & Co                                 4,413,901
      5,150 Eastman Chemical Co                                          198,594
      8,480 Ecolab Inc                                                   286,726
      8,310 Engelhard Corp                                               146,464
     14,560 Fort James Corp                                              383,103
     10,310 Goodyear Tire & Rubber Co                                    425,927
      3,840 Great Lakes Chemical Corp                                    136,320
     19,800 Guidant Corp                                                 977,625
      6,970 Hercules Inc                                                 167,712
      5,790 ITT Industries Inc                                           197,943
     16,480 Illinois Tool Works Inc                                    1,207,160
     10,820 Ingersoll-Rand Co                                            565,345
     35,020 Kimberly-Clark Corp                                        2,210,638
      4,650 Mallinckrodt Inc                                             157,807
      6,680 Mead Corp                                                    240,480
      2,530 Milacron Inc                                                  41,586
      3,030 Millipore Corp                                                96,581
     26,410 Minnesota Mining & Manufacturing Co                        2,510,587
     41,640 Monsanto Co                                                1,603,140
        530 NACCO Industries Inc Class A                                  24,579
      4,450 Nalco Chemical Co                                            235,013
      5,760 Nucor Corp                                                   298,800
      3,640 Owens Corning                                                 74,620
     10,200 Owens-Illinois Inc*                                          244,157
      6,660 PE Corp-PE Biosystems Group                                  432,068
     11,440 PPG Industries Inc                                           693,550
      8,180 Pall Corp                                                    179,445
      7,175 Parker-Hannifin Corp                                         328,701
    254,480 Pfizer Inc                                                10,051,960
     33,280 Pharmacia & Upjohn Inc                                     1,795,023
      1,920 Potlatch Corp                                                 80,999
     10,510 Praxair Inc                                                  491,343
      4,140 Reynolds Metals Co                                           250,209
     12,560 Rockwell International Corp                                  608,369
     14,307 Rohm & Haas Co                                               547,243
     96,420 Schering-Plough Corp                                       4,772,790
      5,512 Sealed Air Corp*                                             305,227
     11,120 Sherwin-Williams Co                                          248,810
      6,670 Sigma-Aldrich Corp                                           190,095
      4,340 Snap-on Inc                                                  131,828
      5,860 Stanley Works                                                162,615
      3,640 Temple-Inland Inc                                            211,575
      4,140 The Timken Co                                                 74,259
    105,720 Tyco International Ltd                                     4,222,140
     20,310 USX-Marathon Group                                           591,529
      5,760 USX-US Steel Group                                           147,237
      8,790 Union Carbide Corp                                           536,190
      4,760 WR Grace & Co*                                                71,100
     56,100 Warner-Lambert Co                                          4,477,453
      6,300 Watson Pharmaceuticals Inc*                                  200,025
      6,570 Westvaco Corp                                                195,044
      6,160 Worthington Industries Inc                                   102,410
     43,580 Xerox Corp                                                 1,220,240
                                                                     $68,399,265

MINING --- 0.5%
      2,630 ASARCO Inc                                                    77,585
     24,060 Alcoa Inc                                                  1,461,645
     25,570 Barrick Gold Corp                                            468,238
     10,740 Freeport-McMoran Copper & Gold Inc Class B*                  179,218
     17,110 Homestake Mining Co                                          143,296
     12,620 Inco Ltd                                                     255,555
     11,013 Newmont Mining Corp                                          241,592
      6,074 Phelps Dodge Corp                                            340,287
     21,380 Placer Dome Inc                                              259,233
      6,600 Vulcan Materials Co                                          272,659
                                                                      $3,699,308

OIL & GAS --- 6.1%
      5,970 Amerada Hess Corp                                            342,529
      8,500 Anadarko Petroleum Corp                                      261,902
      7,500 Apache Corp                                                  292,500
      4,740 Ashland Inc                                                  156,420
     21,140 Atlantic Richfield Co                                      1,969,973
     21,608 Baker Hughes Inc                                             603,663
     11,620 Burlington Resources Inc                                     405,248
     43,090 Chevron Corp                                               3,934,634
     14,060 Coastal Corp                                                 592,278
     41,205 Conoco Inc                                                 1,117,686
     14,960 El Paso Energy Corp                                          613,360
     46,880 Enron Corp                                                 1,872,247
    159,480 Exxon Corp                                                11,811,408
     29,010 Halliburton Co                                             1,093,300
      3,320 Helmerich & Payne Inc                                         79,056
      5,642 Kerr-McGee Corp                                              303,258
      3,940 McDermott International Inc                                   71,413
     51,380 Mobil Corp                                                 4,958,170
     22,850 Occidental Petroleum Corp                                    521,254
     16,600 Phillips Petroleum Co                                        771,900
      5,460 Rowan Companies Inc*                                          84,969
    140,800 Royal Dutch Petroleum Co                                   8,439,130
     35,960 Schlumberger Ltd                                           2,177,810
     15,761 Sempra Energy                                                322,108
      5,950 Sunoco Inc                                                   143,544
     36,300 Texaco Inc                                                 2,227,913
     10,000 Tosco Corp                                                   253,120
     16,590 Union Pacific Resources Group Inc                            240,555
     15,890 UnoCal Corp                                                  548,205
                                                                     $46,209,553

OTHER TRANS. SERVICES --- 0.0%
      2,120 FMC Corp*                                                     86,256
                                                                         $86,256

RAILROADS --- 0.4%
     30,530 Burlington Northern Santa Fe Corp                            973,144
     14,260 CSX Corp                                                     584,660
      7,300 Kansas City Southern Industries Inc                          346,290
     24,970 Norfolk Southern Corp                                        610,192
     16,280 Union Pacific Corp                                           907,610
                                                                      $3,421,896

RETAIL TRADE --- 6.6%
     27,657 Albertson's Inc                                            1,004,281
      9,810 AutoZone Inc*                                                260,573
      9,200 Bed Bath & Beyond Inc*                                       306,470
     13,400 Best Buy Inc*                                                744,531
     13,240 Circuit City Stores-Circuit City Group                       565,176
      7,200 Consolidated Stores Corp*                                    131,846
      8,720 Darden Restaurants Inc                                       166,221
     29,020 Dayton Hudson Corp                                         1,875,418
      6,980 Dillards Inc Class A                                         131,748
     14,706 Dollar General Corp                                          387,871
     13,650 Federated Department Stores Inc*                             582,678
     10,930 Fortune Brands Inc                                           387,326
     56,270 Gap Inc                                                    2,089,024
     11,735 Genuine Parts Co                                             305,838
      2,520 Great Atlantic & Pacific Tea Company Inc                      71,976
     97,380 Home Depot Inc                                             7,352,190
     17,270 JC Penney Co Inc                                             438,226
     32,460 Kmart Corp*                                                  326,613
     10,700 Kohl's Corp*                                                 800,488
     54,460 Kroger Co*                                                 1,133,422
     14,763 Limited Inc                                                  607,128
      2,630 Longs Drug Stores Corp                                        71,668
     25,060 Lowe's Companies Inc                                       1,378,300
     21,935 May Department Stores Co                                     760,859
     88,960 McDonald's Corp                                            3,669,600
      1,401 Neiman Marcus Group Inc Class B*                              33,537
     18,489 Newell Rubbermaid Inc                                        640,182
      9,220 Nordstrom Inc                                                229,919
     24,600 Office Depot Inc*                                            305,950
      3,556 Pep Boys - Manny Moe & Jack                                   44,450
     16,980 Rite Aid Corp                                                148,575
     33,500 Safeway Inc*                                               1,182,952
     24,990 Sears Roebuck & Co                                           704,393
     30,500 Staples Inc*                                                 676,704
     20,900 TJX Companies Inc                                            566,913
     12,660 Tandy Corp                                                   796,782
     16,300 Toys R Us Inc*                                               230,238
     10,117 Tricon Global Restaurants*                                   406,572
    292,280 Wal-Mart Stores Inc                                       16,568,476
     65,920 Walgreen Co                                                1,660,327
      7,990 Wendy's International Inc                                    190,761
      9,810 Winn-Dixie Stores Inc                                        265,478
                                                                     $50,201,680

SECURITIES & COMMODITIES --- 1.4%
      7,675 Bear Stearns Companies Inc                                   327,147
     53,750 Charles Schwab Corp                                        2,092,864
     16,600 Franklin Resources Inc                                       581,000
      7,900 Lehman Brothers Holdings Inc                                 582,127
     24,240 Merrill Lynch & Co Inc                                     1,902,840
     37,521 Morgan Stanley Dean Witter & Co                            4,139,017
      9,600 Paine Webber Group Inc                                       391,200
      8,000 T Rowe Price & Associates Inc                                284,000
                                                                     $10,300,195

TELEPHONE --- 6.8%
      9,200 ADC Telecommunications Inc*                                  438,720
     20,040 ALLTEL Corp                                                1,668,330
    101,966 Bell Atlantic Corp                                         6,621,366
    123,800 BellSouth Corp                                             5,571,000
      9,200 CenturyTel Inc                                               372,020
     64,430 GTE Corp                                                   4,832,250
     50,431 Global Crossing Ltd*                                       1,746,173
    123,033 MCI WorldCom Inc*                                         10,557,708
    224,173 SBC Communications Inc                                    11,418,700
     56,940 Sprint Corp                                                4,231,325
     28,860 Sprint PCS                                                 2,393,562
     33,106 US WEST Inc                                                2,021,519
                                                                     $51,872,673

TRANSPORTATION EQUIPMENT --- 2.5%
     36,120 AlliedSignal Inc                                           2,056,564
      2,730 Cummins Engine Company Inc                                   138,376
     10,903 Dana Corp                                                    322,314
     37,122 Delphi Automotive Systems Corp                               610,174
      4,750 Eaton Corp                                                   357,438
      2,220 Fleetwood Enterprises Inc                                     48,423
     79,400 Ford Motor Co                                              4,357,075
     13,080 General Dynamics Corp                                        725,116
     42,270 General Motors Corp Series D                               2,969,468
     25,980 Lockheed Martin Corp                                         519,600
      4,350 Navistar International Corp*                                 181,338
      4,540 Northrop Grumman Corp                                        249,133
      5,160 PACCAR Inc                                                   243,165
      7,990 TRW Inc                                                      342,571
      9,820 Textron Inc                                                  757,976
     63,048 The Boeing Co                                              2,904,117
     31,660 United Technologies Corp                                   1,915,430
                                                                     $18,698,278

WHOLESALE TRADE -CONSUMER --- 0.6%
      7,480 Avery Dennison Corp                                          467,500
     17,900 Cardinal Health Inc                                          771,938
     14,460 Costco Wholesale Corp*                                     1,161,312
     18,510 NIKE Inc Class B                                           1,044,649
      3,740 Reebok International Ltd*                                     36,697
      9,100 SUPERVALU Inc                                                191,100
     21,760 SYSCO Corp                                                   836,389
                                                                      $4,509,585

TOTAL COMMON STOCK --- 97.2%                                        $740,328,909
(Cost $538,791,695)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 2.5%
 18,963,000 Associates Corporation of North America                   18,957,406
                                                                     $18,957,406

U.S. GOVERNMENTS --- 0.3%
  2,000,000 United States of America (1)                               2,004,957
                                                                      $2,004,957

TOTAL SHORT-TERM INVESTMENTS --- 2.8%                                $20,962,363
(Cost $20,962,363)

TOTAL ORCHARD INDEX 500 FUND --- 100.0%                             $761,291,272
(Cost $559,754,058)


The Orchard Series Fund

Orchard Index 600 Fund

COMMON STOCK

AGRICULTURE --- 0.5%
      4,100 Agribrands International Inc*                                181,425
     14,966 Delta & Pine Land Co                                         437,756
                                                                        $619,181

AIR --- 0.8%
     13,050 Air Express International Corp                               347,456
      7,300 Atlantic Coast Airlines Holdings Inc*                        169,725
     13,200 Mesa Air Group Inc*                                           74,250
      5,600 Midwest Express Holdings Inc*                                164,147
      8,200 Offshore Logistics Inc*                                       75,850
      8,100 Pittston Burlington Group                                     59,738
      9,600 Skywest Inc                                                  238,195
                                                                      $1,129,361

COMMUNICATIONS --- 1.9%
      5,800 Adaptive Broadband Corp*                                     214,235
     10,800 Allen Group Inc*                                              97,870
     19,800 CommScope Inc*                                               789,525
      5,300 Concord Communications Inc*                                  275,266
     16,000 DSP Communications Inc*                                      562,992
     19,600 General Communication Inc Class A*                            95,550
     19,350 HA-LO Industries Inc*                                         94,331
     15,700 Picturetel Corp*                                              54,950
     23,900 TALK.com Inc*                                                380,894
                                                                      $2,565,613

CONSTRUCTION --- 1.7%
     10,800 Apogee Enterprises Inc                                        68,170
     25,025 DR Horton Inc                                                295,595
      9,950 Dycom Industries Inc*                                        323,992
      9,200 Geon Co                                                      241,500
      9,900 Insituform Technologies Inc Class A*                         236,976
      8,700 MDC Holdings Inc                                             135,938
     20,500 Morrison Knudsen Corp*                                       187,063
      4,600 Southern Energy Homes Inc*                                    11,500
     11,500 Standard Pacific Corp                                        123,625
      5,800 The Ryland Group Inc                                         119,625
     14,300 Toll Brothers Inc*                                           250,250
      6,100 URS Corp*                                                    109,800
      5,200 US Home Corp*                                                145,600
                                                                      $2,249,634

CONSUMER SERVICES --- 7.5%
      4,200 Advanced Paradigm Corp*                                      179,025
      4,600 Anchor Gaming Co*                                            280,600
      3,400 Angelica Corp                                                 38,886
     17,300 Aztar Corp*                                                  167,585
      8,900 Biomatrix Inc*                                               201,914
      3,900 CPI Corp                                                      99,692
      4,400 Carmike Cinemas Inc Class A*                                  53,073
     14,250 Central Parking Corp                                         382,071
      5,400 Cooper Companies Inc                                         135,000
     23,000 Coventry Health Care Inc*                                    132,250
      3,900 Curative Technologies Inc*                                    18,525
      7,400 DBT Online Inc*                                              172,975
      5,900 Datascope Corp*                                              212,400
     15,150 Dendrite International Inc*                                  475,331
      5,300 Diagnostic Products Corp                                     123,225
      9,720 Enzo Biochem Inc*                                            207,765
     15,900 Epicor Software Corp*                                         76,511
      7,900 Franklin Covey Co*                                            63,690
      8,000 G&K Services Inc Class A                                     300,496
      3,000 GC Companies Inc*                                             89,250
     14,100 Genesis Health Ventures Inc*                                  23,787
     10,100 Hollywood Park Inc*                                          174,851
     11,200 Hooper Holmes Inc                                            301,000
      8,100 IDEC Pharmaceuticals Corp*                                   941,115
     10,900 Incyte Pharmaceuticals Inc*                                  209,825
      4,500 Insurance Auto Actions Inc*                                   69,188
     25,490 Interim Services Inc*                                        418,979
     16,900 Jones Pharmaceuticals Inc                                    523,900
     16,650 Labor Ready Inc*                                             169,614
      9,900 Laser Vision Centers Inc*                                     85,071
     12,400 Magellan Health Services Inc*                                 75,169
     14,000 Medquist Inc*                                                448,000
      7,700 NCS HealthCare Inc Class A*                                   22,854
      8,700 NFO Worldwide Inc*                                            96,788
     12,800 North American Vaccine Inc*                                   67,994
     18,700 Orthodontic Centers of America Inc*                          257,125
      5,500 Osteotech Inc*                                                71,841
      6,000 Pediatrix Medical Group*                                      53,250
     29,600 Phycor Inc*                                                   74,000
     12,500 Players International Inc*                                    92,188
     20,100 Prime Hospitality Corp*                                      157,021
      8,494 Priority Healthcare Corp*                                    170,407
     15,050 Regis Corp                                                   279,358
     17,300 Renal Care Group Inc*                                        322,213
     22,350 Rollins Truck Leasing Corp                                   215,119
     10,450 Sierra Health Services Inc*                                   76,410
     11,400 Staffmark Inc*                                                81,932
     11,650 The Marcus Corp                                              163,822
     11,700 Theragenics Corp*                                            124,313
     33,300 US Oncology Inc*                                             148,784
     12,300 Universal Health Services Inc Class B*                       361,313
     11,900 Varian Medical Systems Inc                                   250,638
      6,700 Wesley Jessen Visioncare*                                    180,063
                                                                     $10,118,196

CREDIT INSTITUTIONS --- 4.3%
      9,900 Anchor Bancorp Wisconsin Inc                                 158,400
     10,000 Carolina First Corp                                          206,870
     15,528 Charter One Financial Inc*                                   381,399
     10,808 Commerce Bancorp Inc                                         484,328
     23,550 Commercial Federal Corp                                      462,169
     20,800 Cullen/Frost Bankers Inc                                     600,600
     11,300 First BanCorp                                                252,838
     10,800 First Midwest Bancorp Inc                                    441,450
     10,200 Premier Bancshares Inc                                       179,775
     11,000 Riggs National Corp                                          166,375
     14,350 Susquehanna Bancshares Inc                                   238,569
     10,460 Trustco Bank Corp                                            309,219
      7,200 US Trust Corp                                                584,100
     16,600 UST Corp                                                     514,600
     16,800 United Bankshares Inc                                        413,700
      8,900 Whitney Holding Corp                                         329,300
                                                                      $5,723,692

ELECTRIC --- 1.2%
      2,900 Bangor Hydro Electric Co                                      47,488
      6,600 Central Hudson Gas & Electric Corp                           247,084
      4,500 Central Vermont Public Service Corp                           58,217
      8,000 Eastern Utilities Associates                                 242,000
     11,600 Energen Corp                                                 214,600
      2,100 Green Mountain Power Corp                                     21,130
      9,000 NorthWestern Corp                                            205,308
      4,200 Pennsylvania Enterprises Inc                                 143,060
      5,200 TNP Enterprises Inc                                          207,350
      5,600 United Illuminating Co                                       289,800
                                                                      $1,676,037

ELECTRONICS - HIGH TECH --- 16.8%
      8,000 ADAC Laboratories*                                            69,496
      4,100 Alliant Techsystems Inc*                                     252,150
      7,500 Alpha Industries Inc*                                        414,375
      4,900 Analogic Corp                                                128,625
     14,000 Anixter International Inc*                                   292,250
     14,600 Artesyn Technologies Inc*                                    288,350
     18,500 Aspect Telecommunications Corp*                              465,960
      9,700 Aspen Technology Inc*                                        123,675
     10,200 Auspex Systems Inc*                                           56,732
      2,199 Avnet Inc*                                                   119,432
     14,133 Baldor Electric Co                                           274,703
      6,300 Benchmark Electronics Inc*                                   100,800
      6,900 Black Box Corp*                                              350,175
     14,400 Burr Brown Corp*                                             566,093
      4,800 C COR Electronics Inc*                                       188,400
     15,600 C-Cube Microsystems Inc*                                     694,200
     10,700 CTS Corp                                                     605,213
     10,950 Cable Design Technologies Co*                                212,156
      2,300 Centigram Communications Corp*                                21,850
     11,700 Checkpoint Systems Inc*                                       87,750
      9,000 Clarify Inc*                                                 695,250
     16,000 Cognex Corp*                                                 478,992
      9,400 Coherent Inc*                                                193,283
     11,200 Dallas Semiconductor Corp                                    659,400
      5,800 Digi International Inc*                                       71,775
     24,900 Digital Microwave Corp*                                      370,388
      8,700 Dionex Corp*                                                 386,602
      5,100 Electro Scientific Industries Inc*                           275,400
      7,700 Electroglas Inc*                                             212,466
      6,800 Esterline Technologies Corp*                                  93,500
      8,300 Etec Systems Inc*                                            316,952
      8,600 Exabyte Corp*                                                 40,308
      6,100 FactSet Research Systems Inc                                 405,266
     14,300 General Semiconductor Inc*                                   150,150
      9,400 HNC Software Inc*                                            375,408
      5,300 Hadco Corp*                                                  194,775
      7,300 Hanger Orthopedic Group*                                      89,878
     15,050 Harbinger Corp*                                              239,852
      6,900 Harman International Industries Inc                          282,038
      4,350 Harmon Industries Inc                                         57,638
      6,000 Hologic Inc*                                                  21,000
      9,600 Hutchinson Technology Inc*                                   244,800
     19,700 Input/Output Inc*                                            103,425
     10,100 Inter-Tel Inc                                                160,338
     20,100 International Rectifier Corp*                                390,684
     12,500 Intervoice Inc*                                              154,688
     11,100 Invacare Corp                                                231,713
     15,300 Kemet Corp*                                                  489,110
     10,900 Kent Electronics Corp*                                       211,863
     21,000 Komag Inc*                                                    34,776
      8,600 Kroll-O'Gara Co*                                             136,525
     27,500 Lattice Semiconductor Corp*                                  972,813
     16,700 Macromedia Inc*                                            1,076,098
      9,500 Mentor Corp                                                  223,839
     13,800 Methode Electronics Inc Class A                              220,800
     16,000 Micrel Inc*                                                  870,000
     12,300 National Computer Systems Inc                                465,088
      8,300 Network Equipment Technologies Inc*                           84,552
      7,100 Oak Industries Inc*                                          291,100
     25,000 P-Com Inc*                                                   115,625
      4,000 Park Electrochemical Corp                                    139,500
     10,500 Pioneer-Standard Electronics Inc                             137,151
      6,600 Plantronics Inc*                                             386,509
      6,800 Plexus Corp*                                                 180,200
      4,600 Proxim Inc*                                                  215,335
     19,300 Read-Rite Corp*                                               75,984
     11,300 Remedy Corp*                                                 485,900
     11,900 Respironics Inc*                                             100,400
      7,100 Royal Appliance Manufacturing Co*                             40,825
     21,600 Safeskin Corp*                                               180,900
      3,700 Spacelabs Inc*                                                52,725
      6,100 Standard Microsystems Corp*                                   55,278
     18,100 Summit Technology Inc*                                       281,672
      8,600 Sunrise Medical Inc*                                          48,375
      5,800 Symmetricom Inc*                                              44,225
      6,300 Technitrol Inc                                               229,163
      6,300 Telxon Corp                                                   72,841
      6,200 Thomas Industries Inc                                        110,825
      2,700 Three Five Systems Inc*                                       91,292
      8,800 Trimble Navigation Ltd*                                      143,000
     10,800 Valence Technology Inc*                                       54,000
     16,100 Vicor Corp*                                                  446,775
     11,700 Visio Corp*                                                  463,238
      4,800 Vital Signs Inc                                              103,800
      2,600 Watkins Johnson Co                                            96,200
      8,300 X-Rite Inc                                                    50,838
      4,800 Xomed Surgical Products Inc*                                 291,898
     12,200 Zebra Technologies Corp Class A*                             663,375
                                                                     $22,642,767

ENVIRONMENTAL SERVICES --- 0.2%
      8,600 ABM Industries Inc                                           205,325
      5,300 Tetra Technologies Inc*                                       44,054
                                                                        $249,379

GAS --- 2.1%
     12,100 Atmos Energy Corp                                            274,513
      4,300 Cascade Natural Gas Corp                                      77,938
      4,000 Connecticut Energy Corp                                      151,000
      6,900 New Jersey Resources Corp                                    280,740
      9,700 Northwest Natural Gas Co                                     250,988
     12,100 Piedmont Natural Gas Company Inc                             387,200
     15,600 Pogo Producing Co                                            312,967
      8,000 Public Service Company of North Carolina Inc                 251,496
     12,000 Southwest Gas Corp                                           279,000
      9,700 Southwestern Energy Co                                        77,600
     14,600 Wicor Inc                                                    434,350
                                                                      $2,777,792

HOLDING & INVEST. OFFICES --- 3.2%
      9,100 Banknorth Group Inc                                          307,407
     11,100 Centura Banks Inc                                            584,826
     11,000 Chittenden Corp                                              339,625
     20,100 Community First Bancshares Inc                               382,523
      4,800 Dain Rauscher Corp                                           257,698
     14,000 Eaton Vance Corp                                             478,618
     15,115 Hudson United Bancorp                                        475,170
     17,724 Inacom Corp*                                                  85,288
      3,700 JSB Financial Inc                                            222,463
      9,400 MAF Bancorp Inc                                              202,683
     10,300 Pioneer Group Inc*                                           128,101
      9,975 Provident Bankshares Corp                                    214,772
      8,350 Queens County Bancorp Inc                                    262,499
      8,100 Silicon Valley Bancshares*                                   264,263
      6,500 WHX Corp*                                                     59,716
                                                                      $4,265,652

INDUSTRIAL SERVICES --- 9.5%
     20,400 Advanced Tissue Sciences Inc*                                 68,850
      8,200 Advo Inc*                                                    145,033
     16,400 American Management Systems Inc*                             424,350
      8,750 Analysts International Corp                                  102,261
      8,000 Apex Inc*                                                    136,000
      9,200 Avid Technology Inc*                                         101,770
      5,600 Barra Inc*                                                   123,721
     14,500 Billing Information Concepts*                                 72,500
     10,500 Bisys Group Inc*                                             535,500
      7,400 CDI Corp*                                                    196,100
     13,100 Cerner Corp*                                                 195,675
      5,700 ChoicePoint Inc*                                             352,328
     22,800 Ciber Inc*                                                   371,914
      8,100 Computer Task Group Inc                                      102,263
      5,500 Fair Isaac & Co Inc                                          212,438
     12,600 Filenet Corp*                                                208,291
     11,985 Hyperion Solutions Corp*                                     292,134
     10,900 Information Resources Inc*                                   115,813
      5,700 Itron Inc*                                                    26,716
      7,800 Jack Henry & Associates Inc                                  283,725
      7,300 Lason Inc*                                                   271,239
      8,300 Maximus Inc*                                                 192,452
     14,800 Mercury Interactive Corp*                                  1,200,957
     13,200 National Data Corp                                           316,800
     19,400 National Instruments Corp*                                   583,203
      9,600 Pharmaceutical Product Development Inc*                       96,595
      9,000 Prepaid Legal Services Inc*                                  218,250
      8,000 Primark Corp*                                                203,000
      6,700 Progress Software Corp*                                      224,450
      5,200 QRS Corp*                                                    289,250
     15,100 RSA Security  Inc*                                           536,050
     28,500 S3 Inc*                                                      285,000
      6,900 SEI Investments Cos                                          672,529
      6,900 Service Experts Inc*                                          41,400
      5,100 Stone & Webster Inc                                           79,050
     16,300 Technology Solutions Co*                                     334,150
     14,850 Tetra Tech Inc*                                              235,744
     18,500 The Profit Recovery Group International Inc*                 761,960
     18,600 True North Communications Inc                                749,803
     10,700 US Bioscience Inc*                                           172,538
     10,500 Vantive Corp*                                                122,063
      5,900 Volt Information Sciences Inc*                               116,525
      3,900 Wall Data Inc*                                                31,929
     21,100 Whittman Hart Inc*                                           811,021
      5,900 Zixit Corp*                                                  234,525
                                                                     $12,847,865

INSURANCE --- 3.3%
      7,100 Arthur J Gallagher & Co                                      367,425
     14,200 Capital RE Corp                                              200,575
      7,872 Delphi Financial Group Inc Class A*                          251,904
      5,100 EW Blanch Holdings                                           330,225
     14,800 Enhance Financial Services Group Inc                         270,100
     11,812 Fidelity National Financial Inc                              185,295
     25,400 First American Financial Corp                                376,225
     27,300 Fremont General Corp                                         235,463
     13,550 Frontier Insurance Group Inc                                 120,256
      5,100 Hilb Rogal & Hamilton Co                                     127,816
     16,900 Mutual Risk Management Ltd                                   255,613
     10,400 Orion Capital Corp                                           508,300
     14,400 Radian Group Inc                                             760,493
     10,800 Selective Insurance Group Inc                                201,820
      4,150 Trenwick Group Inc                                            84,295
      6,700 Zenith National Insurance Corp                               149,490
                                                                      $4,425,295

MFTG - CONSUMER PRODS. --- 7.7%
      6,600 Action Performance Companies Inc*                            134,264
      5,400 Ashworth Inc*                                                 22,610
      9,000 Authentic Fitness Corp                                       174,933
      4,900 Bassett Furniture Industries Inc                              88,200
     14,400 Bowne & Company Inc                                          160,200
      7,000 Canandaigua Wine Co Inc Class B*                             423,500
      7,200 Catalina Marketing Corp*                                     674,100
     18,800 Champion Enterprises Inc*                                    171,550
     25,600 Chiquita Brands International Inc                            121,600
      3,400 Coca-Cola Bottling Co                                        178,925
      9,900 Cone Mills Corp*                                              45,788
      6,100 Consolidated Graphics Inc*                                   122,000
     14,500 Corn Products International Inc                              472,149
      6,100 Cyrk Inc*                                                     39,839
      9,100 Delta Woodside Industries Inc                                 21,039
     17,300 Dimon Inc                                                     60,550
     16,600 Earthgrains Co                                               378,679
      7,600 Elcor Corp                                                   187,150
     15,950 Ethan Allen Interiors Inc                                    567,214
      4,500 Galey & Lord Inc*                                              6,750
      6,200 Gibson Greetings Inc*                                         30,225
      8,600 Guilford Mills Inc                                            75,783
      9,500 Gymboree Corp*                                                61,152
      2,800 Haggar Corp                                                   30,537
     12,600 Hartmarx Corp*                                                55,125
      5,800 Innovex Inc                                                   46,400
     20,700 Interface Inc Class A                                         84,083
      3,500 J&J Snack Foods Corp*                                         67,375
     12,100 John H Harland Co                                            229,900
     12,200 Just For Feet Inc*                                            16,775
      9,900 Justin Industries Inc                                        138,600
      4,400 K-Swiss Inc                                                   56,650
      7,100 K2 Inc                                                        56,800
     10,800 Kellwood Co                                                  191,020
     20,300 La-Z-Boy Inc                                                 370,475
     15,400 Linens 'N Things Inc*                                        612,150
      6,100 Lydall Inc*                                                   44,988
      6,300 Merrill Corp                                                 129,938
      7,900 Michael Foods Inc                                            201,450
      2,900 National Presto Industries Inc                               107,300
      6,800 Nature's Sunshine Products Inc                                50,150
      5,600 New England Business Service Inc                             145,600
     18,400 Oakwood Homes Corp                                            54,041
      6,400 Oshkosh B'Gosh Inc Class A                                   131,200
      3,200 Oxford Industries Inc                                         68,800
      4,700 Panera Bread Co*                                              32,313
      9,800 ParExel International Corp*                                   93,708
      5,400 Performance Food Group Co*                                   146,475
     10,600 Phillips-Van Heusen Corp                                      84,800
      5,526 Pillowtex Corp                                                18,650
      8,700 Quicksilver Inc*                                             122,888
     11,900 Ralcorp Holdings Inc*                                        232,050
      6,200 Schweitzer-Mauduit International Inc                          74,009
     17,900 Smithfield Foods Inc*                                        407,225
      9,700 Sola International Inc*                                      135,800
     18,100 Stride Rite Corp                                             118,772
      3,100 Swiss Army Brands Inc*                                        25,188
      4,400 The Dixie Group Inc*                                          29,700
      8,200 The Timberland Co Class A*                                   404,875
      8,000 Titan International Inc                                       57,496
      5,300 USA Detergents Inc*                                           28,154
      8,100 Universal Forest Products Inc                                117,450
     21,900 Valassis Communications Inc*                                 941,700
     16,100 Wolverine World Wide Inc                                     165,025
                                                                     $10,343,835

MFTG - INDUSTRIAL PRODS --- 14.2%
      6,500 AT Cross Co Class A*                                          30,063
     16,900 Alliance Pharmaceutical Corp*                                 73,397
     10,750 Alpharma Inc Class A                                         378,260
      3,600 Amcast Industrial Corp                                        48,823
     15,170 Applied Power Inc Class A                                    440,871
     14,200 Aptargroup Inc                                               381,625
      7,400 Astec Industries Inc*                                        173,434
     10,700 BMC Industries Inc                                            62,188
      8,900 Barr Labs Inc*                                               269,777
      9,500 Belden Inc                                                   174,563
     20,500 Bio-Technology General Corp*                                 199,875
     11,500 Birmingham Steel Corp                                         81,213
      6,400 Brush Wellman Inc                                             84,800
     13,800 Buckeye Technologies Inc*                                    208,725
      2,800 Butler Manufacturing Co                                       69,124
      5,000 C&D Technologies Inc                                         160,625
      9,600 COR Therapeutics Inc*                                        193,795
      9,600 Cambrex Corp                                                 290,400
      9,700 Caraustar Industries Inc                                     234,013
     12,000 Cephalon Inc*                                                195,000
      4,100 Chemed Corp                                                  122,742
      7,100 Chemfirst Inc                                                190,813
      9,300 Clarcor Inc                                                  158,677
      6,200 Commonwealth Industries Inc                                   62,000
      9,400 Cygnus Inc*                                                   93,408
     17,200 Dura Pharmaceuticals Inc*                                    219,833
     14,000 Fedders Corp                                                  86,618
      7,400 Florida Rock Industries Inc                                  249,750
      5,700 Flow International Corp*                                      64,838
     12,400 Fossil Inc*                                                  342,550
      5,800 Gardner Denver Machinery Inc*                                 69,960
      8,700 Gerber Scientific Inc                                        164,213
      8,700 Global Industries Technologies Inc*                          106,575
      7,900 Graco Inc                                                    264,650
     11,800 Griffon Corp*                                                 87,025
      8,700 Helix Technology Corp                                        350,714
     11,500 IDEX Corp                                                    283,188
     15,400 IDEXX Laboratories Inc*                                      232,925
      6,400 IMCO Recycling Inc                                            93,600
      9,700 Immune Response Corp*                                         36,676
      3,300 Insteel Industries Inc                                        24,542
      4,808 Intermagnetics General Corp*                                  28,247
      9,900 Intermet Corp                                                100,238
      6,300 Ionics Inc*                                                  185,850
     17,200 JLG Industries Inc                                           220,366
      4,950 Kronos Inc*                                                  222,131
      9,100 Kulicke & Soffa Industries Inc*                              267,877
      6,300 Libbey Inc                                                   166,950
      9,000 Lilly Industries Inc Class A                                 120,933
      4,925 Lindsay Manufacturing Co                                     100,037
     15,200 Liposome Company Inc*                                        119,700
      9,800 MacDermid Inc                                                331,975
      5,900 Material Sciences Corp*                                       73,378
      5,600 Maxxim Medical Inc*                                          134,400
      4,000 McWhorter Technologies Inc*                                   54,748
      6,300 Micros Systems Inc*                                          291,570
     10,200 Mississippi Chemical Corp                                     56,732
     14,000 Mueller Industries Inc*                                      447,118
      7,833 Myers Industries Inc                                         110,148
     26,100 NBTY Inc*                                                    210,418
      2,300 Nashua Corp*                                                  19,263
      8,400 Noven Pharmaceuticals Inc*                                    82,421
      9,300 OM Group Inc                                                 348,750
     11,900 Organogenesis Inc*                                            89,250
     18,100 Paxar Corp*                                                  168,547
      2,900 Penford Corp                                                  39,782
      9,300 Photronics Inc*                                              194,714
      9,700 Polaris Industries Inc                                       338,889
      5,200 Pope & Talbot Inc                                             75,400
      7,800 Powerwave Technologies Inc*                                  507,484
      7,300 Protein Design Labs Inc*                                     292,453
      3,500 Quaker Chemical Corp                                          56,438
      5,500 Quanex Corp                                                  119,279
      8,100 RTI International Metals Inc*                                 58,725
      3,600 RailTex Inc*                                                  57,600
      8,200 Regal-Beloit Corp                                            178,350
     12,200 Regeneron Pharmaceuticals Inc*                                97,600
     10,800 Reliance Steel & Aluminum Co                                 226,800
      4,620 Republic Group Inc                                            79,695
      4,300 Robbins & Myers Inc                                           69,604
     12,400 Roberts Pharmaceutical Corp*                                 399,900
     11,800 Roper Industries Inc                                         364,325
      8,100 Russ Berrie & Company Inc                                    155,925
     13,900 SLI Inc*                                                     149,425
      4,900 SPS Technologies Inc*                                        151,900
      7,100 Scott Technologies Inc*                                      134,900
      7,100 Scotts Co Class A*                                           284,888
     10,750 Shorewood Packaging Corp*                                    136,385
     12,900 Silicon Valley Group Inc*                                    161,250
      7,200 Specialty Equipment Companies Inc*                           150,300
     11,400 SpeedFam-IPEC Inc*                                           126,107
      5,000 Standex International Corp                                   103,435
      4,300 Steel Technologies Inc                                        50,254
     10,500 Sturm Ruger Company Inc                                       93,188
      8,200 Texas Industries Inc                                         293,663
     10,100 The Manitowoc Company Inc                                    301,738
      5,600 Thomas Nelson Inc                                             53,900
      5,000 Toro Co                                                      179,375
     18,200 Tower Automotive Inc*                                        296,878
     14,500 Tredegar Industries Inc                                      318,087
      8,300 Ultratech Stepper Inc*                                       131,763
      9,400 Valmont Industries Inc                                       163,325
      9,900 Vertex Pharmaceuticals Inc*                                  283,388
      6,100 WD-40 Co                                                     141,825
      8,800 WH Brady Co Class A                                          255,200
     10,500 Watts Industries Inc Class A                                 143,714
      5,200 Wolverine Tube Inc*                                           71,500
      7,300 Wynn's International Inc                                     113,603
      9,400 Xircom Inc*                                                  474,108
                                                                     $19,083,977

MINING --- 0.4%
     10,450 AMCOL International Corp                                     128,013
      8,400 Coeur D'Alene Mines Co*                                       36,750
     26,000 Hecla Mining Co*                                              63,362
     14,750 Stillwater Mining Co*                                        296,844
                                                                        $524,969

OIL & GAS --- 2.5%
     12,600 Barrett Resources Corp*                                      422,881
     11,300 Benton Oil & Gas Co*                                          19,063
      9,600 Cabot Oil & Gas Corp                                         154,800
     18,950 Cross Timbers Oil Co                                         210,819
      6,700 Dril-Quip Inc*                                               156,613
      7,300 HS Resources Inc*                                            114,063
     16,200 Newfield Exploration Co*                                     476,879
      8,800 Oceaneering International Inc*                               119,346
      6,600 Plains Resources Inc*                                        113,434
      8,300 Pool Energy Services Co*                                     181,040
     21,900 Pride International Inc*                                     301,125
      8,300 Remington Oil & Gas Corp*                                     40,463
      9,500 Seitel Inc                                                    75,402
      4,300 St Mary Land & Exploration Co                                109,650
      7,100 Stone Energy Corp*                                           345,238
     17,300 Tuboscope Vetco International Corp*                          192,463
     24,300 Vintage Petroleum Inc                                        264,263
                                                                      $3,297,542

OTHER TRANS. SERVICES --- 2.0%
     12,400 American Freightways Corp*                                   255,750
      7,700 Arkansas Best Corp*                                          106,838
     20,800 Brightpoint Inc*                                             163,134
     19,500 Expeditors International of Washington Inc                   728,813
     14,200 Fritz Companies Inc*                                         158,855
      6,300 Frozen Food Express Industries Inc                            31,500
     11,700 Heartland Express Inc*                                       158,675
      4,000 Landstar System Inc*                                         162,000
      4,800 MS Carriers Inc*                                             135,600
      5,700 Rural/Metro Corp*                                             34,200
     10,300 USFreightways Corp                                           466,714
     18,450 Werner Enterprises Inc                                       294,038
                                                                      $2,696,117

REAL ESTATE --- 0.0%
     19,000 Amresco Inc*                                                  55,803
                                                                         $55,803

RETAIL TRADE --- 8.5%
     28,000 AmeriCredit Corp*                                            486,500
     11,100 Ames Department Stores Inc*                                  351,726
     12,500 AnnTaylor Stores Corp*                                       532,025
     11,200 Applebee's International Inc                                 322,694
     14,200 Bombay Company Inc*                                           58,575
      7,000 Books-A-Million Inc*                                          63,000
      7,100 Brown Shoe Co                                                126,465
      4,900 Builders Material Holding Corp*                               54,204
     10,550 CEC Entertainment Inc*                                       338,254
     20,246 CKE Restaurants Inc                                          136,661
     20,500 Casey's General Stores Inc                                   263,938
     10,000 Cash America International Inc                                94,370
     10,300 Cato Corp Class A                                            118,450
      7,800 Cheesecake Factory Inc*                                      238,875
     10,343 Consolidated Products Inc*                                   118,945
     10,600 Copart Inc*                                                  243,800
      3,200 Cost Plus Inc*                                               116,800
      2,300 Danmark International Inc*                                    23,501
      6,500 Discount Auto Parts Inc*                                      92,625
      5,500 Enesco Group Inc                                              69,438
     15,000 Express Scripts Inc*                                         736,875
      8,300 Footstar Inc*                                                290,500
     16,500 Gencorp Inc                                                  187,688
     13,000 Goody's Family Clothing Inc*                                 131,625
      4,900 Gottschalks Inc*                                              43,791
      8,400 Group 1 Automotive Inc*                                      140,700
      7,400 Hancock Fabrics Inc                                           30,525
      7,800 IHOP Corp*                                                   140,884
     10,000 Insight Enterprises Inc*                                     373,750
      5,400 J Baker Inc                                                   30,035
     14,900 Jack In The Box Inc*                                         358,524
     10,600 Jan Bell Marketing Inc*                                       29,150
      7,100 Jo-Ann Stores Inc Class A*                                    98,953
     10,000 Landry's Seafood Restaurant Co*                               75,000
      3,600 Lillian Vernon Corp                                           45,673
      8,700 Luby's Cafeterias Inc                                        103,313
     11,200 Michaels Stores Inc*                                         375,894
     14,779 Midway Games Inc*                                            294,649
      9,900 O'Reilly Automotive Inc*                                     431,888
     16,500 Omnova Solutions Inc*                                        115,500
     12,000 Pacific Sunwear of California Inc*                           362,244
     37,575 Pier 1 Imports Inc                                           223,083
     12,500 Ruby Tuesday Inc                                             238,275
     14,400 Ryan's Family Steak Houses Inc*                              150,739
     11,600 ShopKo Stores Inc*                                           290,719
      7,300 Sonic Corp*                                                  204,400
     17,400 Stein Mart Inc*                                              115,275
      8,900 TCBY Enterprises Inc                                          37,264
      6,000 TJ International Inc                                         186,000
      5,200 Taco Cabana Inc*                                              45,172
      7,700 The Dress Barn Inc*                                          136,914
     16,350 The Men's Wearhouse Inc*                                     358,670
     12,400 The Sports Authority Inc*                                     27,119
     10,000 Triarc Companies Inc Class A*                                198,750
     10,200 Whole Foods Market Inc*                                      346,800
     14,200 Zale Corp*                                                   594,270
                                                                     $11,401,457

SECURITIES & COMMODITIES --- 1.0%
     10,941 Downey Financial Corp                                        242,070
      9,500 Hambrecht & Quist Group*                                     469,063
      9,300 Jefferies Group Inc                                          198,202
     18,475 Raymond James Financial Inc                                  374,119
                                                                      $1,283,454

TRANSPORTATION EQUIPMENT --- 2.1%
     10,700 AAR Corp                                                     178,551
      9,050 AO Smith Corp                                                219,463
     10,000 Arctic Cat Inc                                                95,000
      5,800 Aviation Sales Co*                                           100,775
      9,600 BE Aerospace Inc*                                             96,595
      6,500 Coachmen Industries Inc                                       95,466
     28,500 Gentex Corp*                                                 489,830
      4,100 Huffy Corp                                                    40,742
     17,400 Mascotech Inc                                                253,379
      7,300 Monaco Coach Corp*                                           171,550
     14,600 Orbital Sciences Corp*                                       215,350
      7,000 Simpson Industries Inc                                        73,276
      3,500 Skyline Corp                                                  87,063
      4,800 Spartan Motors Inc                                            21,000
      5,100 Standard Motor Products Inc                                   82,238
      4,750 Thor Industries Inc                                          119,938
      8,900 Wabash National Corp                                         141,288
      8,600 Winnebago Industries Inc                                     149,425
      9,700 Yellow Corp*                                                 164,900
                                                                      $2,795,829

UTILITIES --- 0.2%
      5,554 NStar                                                        211,396
                                                                        $211,396

WATER --- 1.2%
      3,500 American States Water Co                                     120,092
      4,400 Aquarion Co                                                  159,773
     11,250 Halter Marine Group Inc*                                      61,166
      7,800 Kirby Corp*                                                  141,375
     15,868 Philadelphia Suburban Corp                                   364,964
      4,700 Seacor Holdings Inc*                                         215,025
     15,100 United Water Resources Inc                                   509,625
                                                                      $1,572,020

WHOLESALE TRADE - INDL --- 1.0%
      5,500 AM Castle & Co                                                68,063
      8,300 Applied Industrial Technology Inc                            130,725
     13,100 Bindley Western Industries Inc                               164,562
      4,000 Lawson Products Inc                                           91,000
      7,800 MicroAge Inc*                                                 17,550
     13,500 Nautica Enterprises Inc*                                     203,337
     13,150 Patterson Dental Co*                                         592,565
      8,200 TBC Corp*                                                     56,113
                                                                      $1,323,915

WHOLESALE TRADE -CONSUMER --- 1.2%
      7,600 Barnes Group Inc                                             154,371
      5,700 Commercial Metals Co                                         185,963
      6,900 Department 56 Inc*                                           131,100
     15,100 Fleming Companies Inc                                        180,249
      9,200 Hughes Supply Inc                                            199,520
      9,200 Kaman Corp Class A                                           101,200
      4,400 Nash Finch Co                                                 28,873
     12,700 Owens & Minor Inc                                            119,063
      4,600 Simpson Manufacturing Company Inc*                           186,585
      4,600 Syncor International Corp*                                   168,475
      7,100 United Natural Foods Inc*                                     62,565
     11,200 Watsco Inc                                                   113,400
                                                                      $1,631,364

TOTAL COMMON STOCK --- 94.8%                                        $127,512,142
(Cost $127,545,705)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 4.5%
  6,039,000 Associates Corporation of North America                    6,037,218
                                                                      $6,037,218

U.S. GOVERNMENTS --- 0.7%
  1,000,000 United States of America (1)                               1,002,479
                                                                      $1,002,479

TOTAL SHORT-TERM INVESTMENTS --- 5.2%                                 $7,039,697
(Cost $7,039,697)

TOTAL ORCHARD INDEX 600 FUND --- 100.0%                             $134,551,839
(Cost $134,585,402)


The Orchard Series Fund

Orchard Money Market Fund

SHORT-TERM INVESTMENTS

CONSUMER SERVICES --- 4.0%
    150,000 United Parcel Service                                        149,319
                                                                        $149,319

CREDIT INSTITUTIONS --- 26.4%
    180,000 American Express Credit Corp                                 177,648
    150,000 Associates Corporation of North America                      149,626
    200,000 Ford Motor Credit Co                                         199,420
    150,000 PACCAR Financial Corp                                        149,890
    150,000 Toyota Motor Credit Corp                                     149,191
    150,000 TransAmerica Financial Corp                                  149,956
                                                                        $975,731

ELECTRIC --- 2.7%
    100,000 Duke Energy Corp                                              99,839
                                                                         $99,839

ELECTRONICS - HIGH TECH --- 8.1%
    150,000 General Electric Co                                          148,854
    150,000 Sharp Electronics Corp                                       149,643
                                                                        $298,497

FINANCIAL SERVICES --- 12.1%
    150,000 Ciesco LP                                                    149,755
    150,000 Household Finance Corp                                       147,765
    150,000 KFW International Finance                                    149,313
                                                                        $446,833

HOLDING & INVEST. OFFICES --- 4.0%
    150,000 American General Finance Corp                                149,030
                                                                        $149,030

INDUSTRIAL SERVICES --- 5.4%
    200,000 First Data Corp                                              198,881
                                                                        $198,881

INSURANCE --- 4.1%
    150,000 Metlife Funding Inc                                          149,757
                                                                        $149,757

MFTG - CONSUMER PRODS. --- 9.5%
    200,000 Campbell Soup Co                                             199,855
    150,000 McGraw-Hill Companies Inc                                    149,470
                                                                        $349,325

MFTG - INDUSTRIAL PRODS --- 4.8%
    180,000 EI du Pont de Nemours & Co                                   177,643
                                                                        $177,643

OIL & GAS --- 4.1%
    150,000 Chevron USA Inc                                              149,802
                                                                        $149,802

SECURITIES & COMMODITIES --- 6.7%
    150,000 Merrill Lynch & Co Inc                                       149,868
    100,000 Morgan Stanley Dean Witter & Co                               98,780
                                                                        $248,648

TELEPHONE --- 4.1%
    150,000 AT&T Corp                                                    149,650
                                                                        $149,650

TRANSPORTATION EQUIPMENT --- 4.1%
    150,000 Daimler-Benz                                                 149,956
                                                                        $149,956

TOTAL SHORT-TERM INVESTMENTS --- 100.0%                               $3,692,911
(Cost $3,692,911)

TOTAL ORCHARD MONEY MARKET FUND --- 100.0%                            $3,692,911
(Cost $3,692,911)


The Orchard Series Fund

Orchard Value Fund

COMMON STOCK

COMMUNICATIONS --- 2.8%
      1,540 AT&T Corp                                                     71,995
                                                                         $71,995

CREDIT INSTITUTIONS --- 3.8%
        970 Household International Inc                                   43,286
      1,485 Washington Mutual Inc                                         53,366
                                                                         $96,652

ELECTRONICS - HIGH TECH --- 10.2%
      2,810 Compaq Computer Corp                                          53,390
        985 Eastman Kodak Co                                              67,903
      1,060 Emerson Electric Co                                           63,666
        760 Motorola Inc                                                  74,052
                                                                        $259,011

FORESTRY --- 2.7%
      1,310 International Paper Co                                        68,939
                                                                         $68,939

HOLDING & INVEST. OFFICES --- 10.5%
      1,190 Bank One Corp                                                 44,699
      1,070 Bank of America Corp                                          68,881
        870 Chase Manhattan Corp                                          76,016
      1,400 Citigroup Inc                                                 75,775
                                                                        $265,371

INDUSTRIAL SERVICES --- 2.3%
      1,050 Computer Associates International Inc                         59,325
                                                                         $59,325

INSURANCE --- 9.3%
        610 Cigna Corp                                                    45,598
      2,190 Conseco Inc                                                   53,243
        865 Marsh & McLennan Companies Inc                                68,389
      2,150 St Paul Companies Inc                                         68,800
                                                                        $236,030

MFTG - CONSUMER PRODS. --- 5.4%
      2,645 ConAgra Inc                                                   68,934
      1,400 HJ Heinz Co                                                   66,850
                                                                        $135,784

MFTG - INDUSTRIAL PRODS --- 5.1%
      1,000 EI du Pont de Nemours & Co                                    64,437
      1,040 Kimberly-Clark Corp                                           65,650
                                                                        $130,087

MINING --- 7.5%
        990 Alcoa Inc                                                     60,143
      3,620 Barrick Gold Corp                                             66,289
      1,145 Phelps Dodge Corp                                             64,549
                                                                        $190,981

OIL & GAS --- 18.0%
        810 Chevron Corp                                                  73,963
      1,265 Exxon Corp                                                    93,688
      1,315 Kerr-McGee Corp                                               70,681
      3,520 Occidental Petroleum Corp                                     80,298
      1,350 Phillips Petroleum Co                                         62,775
      1,220 Texaco Inc                                                    74,878
                                                                        $456,283

RAILROADS --- 2.9%
      1,335 Union Pacific Corp                                            74,426
                                                                         $74,426

RETAIL TRADE --- 2.0%
      1,405 Albertson's Inc                                               51,018
                                                                         $51,018

SECURITIES & COMMODITIES --- 7.0%
      1,305 Lehman Brothers Holdings Inc                                  96,162
        740 Morgan Stanley Dean Witter & Co                               81,631
                                                                        $177,793

TELEPHONE --- 5.2%
      1,090 Bell Atlantic Corp                                            70,781
      1,330 BellSouth Corp                                                59,850
                                                                        $130,631

TRANSPORTATION EQUIPMENT --- 5.1%
      1,165 Ford Motor Co                                                 63,929
      1,400 The Boeing Co                                                 64,488
                                                                        $128,417

TOTAL COMMON STOCK --- 100.0%                                         $2,532,743
(Cost $2,520,260)

TOTAL ORCHARD VALUE FUND --- 100.0%                                   $2,532,743
(Cost $2,520,260)